CITISELECT(R) PORTFOLIOS

SEMI-ANNUAL REPORT
April 30, 2000



BUILT FOR
  TODAY'S INVESTOR                                | ASSET ALLOCATION
                                                  | FUND DESIGNED
                                                  | TO MAKE YOUR
CITISELECT(R) FOLIO 100 INCOME                    | MONEY WORK
CITISELECT(R) FOLIO 200 CONSERVATIVE              |
CITISELECT(R) FOLIO 300 BALANCED                  |
CITISELECT(R) FOLIO 400 GROWTH                    |
CITISELECT(R) FOLIO 500 GROWTH PLUS               |

 ................................................................................
   INVESTMENT PRODUCTS: NOT FDIC INSURED O NO BANK GUARANTEE O MAY LOSE VALUE
 ................................................................................

TABLE OF CONTENTS


Letter to Our Shareholders                                                     1
 ................................................................................
Portfolio Environment and Outlook                                              2
 ................................................................................
Risk Reward Trade-Off                                                          4
 ................................................................................
Fund Facts                                                                     5
 ................................................................................
Portfolio Highlights                                                           6
 ................................................................................
Fund Performance                                                               7
 ................................................................................
Statements of Assets and Liabilities                                          12
 ................................................................................
Statements of Operations                                                      14
 ................................................................................
Statements of Changes in Net Assets                                           16
 ................................................................................
Financial Highlights                                                          18
 ................................................................................
Notes to Financial Statements                                                 22
 ................................................................................

LETTER TO OUR SHAREHOLDERS



Dear CitiSelect Portfolios Shareholder:

   During the six months ended April 30, 2000, the U.S. stock and bond markets experienced historic levels of volatility, leaving many investors with little or no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of both the U.S. and global economies, investor concerns regarding inflation and rising interest rates led to wide fluctuations in stock prices.

   In this environment, the CitiSelect Portfolios' investment adviser, Citibank, N.A., continued to manage the Funds according to their individual investment objectives and risk characteristic parameters set forth in the prospectus. Accordingly, on a relative basis, CitiSelect Folio 500 Growth Plus produced the highest returns with the greatest level of risk, while CitiSelect Folio 400 Growth, Folio 300 Balanced and Folio 200 Conservative provided incrementally lower returns and risks, respectively. CitiSelect Folio 100 Income, the most conservative portfolio, provided the lowest returns with the least risk.

   This report reviews the Funds' investment activities and investment performance during the reporting period and provides a summary of Citibank's perspective on and outlook for the financial markets. On behalf of the Board of Trustees, I want to thank you for your continued confidence and participation during these challenging times.





/s/ Philip W. Coolidge
----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   THE PERFORMANCE OF LARGE CAP GROWTH STOCKS DURING THE REPORTING PERIOD CAN BEST BE DESCRIBED IN 19TH CENTURY AUTHOR CHARLES DICKENS' FAMOUS WORDS AS BOTH "THE BEST OF TIMES AND THE WORST OF TIMES". (Growth stocks are shares of those companies that are expected to grow earnings faster than the overall market.) To many investors, the performance of stocks in the fourth quarter of 1999 was reflective of the "best of times". Many large cap growth stocks, especially technology and telecommunications stocks, rose sharply as investors drove up prices amid optimism about the so-called "New Economy", represented primarily by technology stocks in the biotechnology, communications, Internet and software industries.

   During the first quarter of 2000, however, investor optimism waned, triggering a decline in many share prices, resulting in what seemed like the "worst of times". The prices of many stocks, especially those in the technology sector, fell amid investors' concerns regarding the fundamentals and valuations of their issuers.

   IN THE OPINION OF MANAGEMENT, INVESTORS BEGAN TO CONCLUDE THAT SOME COMPANIES' STOCK PRICES MAY BE TOO HIGH RELATIVE TO FUNDAMENTALS SUCH AS REVENUES AND EARNINGS. THE HIGH LEVELS OF VOLATILITY OF THE U.S. STOCK MARKET TOOK PLACE AGAINST AN ECONOMIC BACKDROP OF ROBUST ECONOMIC GROWTH AND RISING INTEREST RATES. Strengthening economies worldwide encouraged many investors to believe that expanding global demand for goods and services would in turn fuel rising revenues and earnings for large U.S. companies.

   However, rising U.S. interest rates tended to have the opposite effect during the reporting period, dampening investor enthusiasm because of the adverse effects of higher financing costs that can negatively impact corporate earnings. Indeed, higher interest rates were the result of more restrictive monetary policies adopted by several central banks that became increasingly concerned that unsustainable economic growth might reignite inflationary pressures.

   In an attempt to reduce the rate of economic growth, the Federal Reserve Board ("Fed") raised short-term interest rates by three 25-basis point* increments (to 6.00%) during the reporting period**. Despite these rate hikes, SEVERAL MAJOR U.S. STOCK MARKET INDEXES, INCLUDING THE STANDARD & POOR'S 500 INDEX ("S&P 500")***, REACHED RECORD LEVELS BY THE END OF 1999. However, a closer examination revealed that many investors had already begun to turn their attention away from the large, well-known, blue chip companies that previously led the market and in which the CitiSelect Portfolios invest. Investors gravitated toward young and, for the most part, relatively unproven technology companies that they believed had great investment potential. Similarly, for the first time in several years, the small cap growth sector of the U.S. stock market outperformed the large cap sector during the reporting period. The value sector continued to remain largely out of favor with most investors and continued to underperform the overall market. (Value stocks are stocks that are inexpensive compared to the stocks of other companies with similar earnings or assets.)

   However, during the first quarter of 2000, the performance of the U.S. stock market dramatically changed. Faced with evidence that the U.S. economy was gaining momentum and that inflationary pressures were building, investor sentiment shifted dramatically. The prices of many large cap stocks fell sharply in January and February before recovering in early March. Between mid-March and the end of April, however, the market experienced a substantial correction. The tech-laden NASDAQ Composite Index**** fell by more than 30%, including a single-day drop of 10% on April 14, 2000. Shares of more seasoned "blue chip" companies ("Old Economy") declined less severely, reflected by the 7.18% return of the S&P 500.

   Overseas stock markets roughly followed the patterns established in the United States, wherein many technology companies drove Japanese and European equity markets higher during the fourth quarter of 1999 and, after considerable volatility, lower during the first quarter of 2000.

   IN THE U.S. BOND MARKET, MOST BOND PRICES MODESTLY DECLINED AS A RESULT OF HIGHER INTEREST RATES. This was especially true of the higher yielding market sectors such as corporate bonds and mortgage-backed securities. Conversely, long-term U.S. Treasury securities rallied during the period, primarily due to unique supply and demand influences and the federal government's buyback of outstanding U.S. Treasury debt.


   * A basis point is .01% or one one-hundredth of one percent.
  ** Please note that on May 16, 2000,  after this letter was  written,  the Fed raised interest rates 50 basis points to 6.50%.
 *** The S&P 500 is an index of U.S. common stocks is used as a gauge of general
     U.S. stock market performance.
**** The NASDAQ Composite Index is a market value-weighted index that measures all domestic-based securities listed on the NASDAQ stock market.

   FACED WITH THESE VOLATILE MARKET CONDITIONS, CITISELECT(R) PORTFOLIOS CONTINUED TO ADHERE TO THEIR LONG-TERM DIVERSIFICATION STRATEGY. Broad diversification enabled CitiSelect Folio 500, the most aggressive portfolio, to somewhat cushion the volatility of the stock markets while still participating in some of its gains. Yet, overall, management is disappointed by the Funds' returns since they are below their expected long-term performance. Looking ahead, the CitiSelect management team expects heightened volatility to continue in 2000 because of ongoing investor uncertainty about inflation and the pace of economic growth.



Please note that international investing involves certain risks, such as currency fluctuations, differing accounting and financial disclosure standards and the potential for adverse political developments.

RISK REWAR TRADE-OFF

                  CitiSelect Portfolios use a proprietary asset allocation which seeks an optimal mix of stocks, bonds and cash to help maximize potential return (without sales charge) for any given level of risk. CitiSelect Folio 100 Income and CitiSelect Folio 200 Conservative have the lowest risk level -- and the lowest returns. CitiSelect Folio 300 Balanced scores slightly higher on both counts, followed by CitiSelect Folio 400 Growth, then CitiSelect Folio 500 Growth Plus.


[Table below represents line chart in its printed piece]





This graph shows how the performance of each CitiSelect Portfolio compares to the other CitiSelect Portfolios over the same period.

+CitiSelect Folio 100 Income commenced operations on May 3, 1999.

FUND FACTS
MANAGER
Citibank, N.A.

SUBADVISERS

Franklin Advisory Services, LLC -- Small Cap Value Portfolio
Hotchkis and Wiley -- International Portfolio
SSB Citi Fund Management LLC -- Large Cap Value Portfolio
Salomon Brothers Asset Management Inc. -- High Yield Bond Portfolio Salomon Brothers Asset Management Ltd. -- Foreign Bond Portfolio

CITISELECT FOLIO 100 INCOME
FUND OBJECTIVE
As high a level of current income as is consistent with a dominant emphasis on fixed income securities and a small allocation to equity securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
May 3, 1999                              Declared daily; paid monthly

NET ASSETS AS OF 4/30/00                 CAPITAL GAINS
$207,421 Class A                         Paid annually, if any
$147,851 Class B

CITISELECT FOLIO 200 CONSERVATIVE
FUND OBJECTIVE
As high a total return over time as is consistent with a primary emphasis on fixed income securities and a secondary emphasis on equity securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
June 17, 1996                            Paid quarterly, if any

NET ASSETS AS OF 4/30/00                 CAPITAL GAINS
$58.7 million Class A                    Paid annually, if any
$638,046 Class B

CITISELECT FOLIO 300 BALANCED
FUND OBJECTIVE
As high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
June 17, 1996                            Paid quarterly, if any

NET ASSETS AS OF 4/30/00                 CAPITAL GAINS
$103.4 million Class A                   Paid annually, if any
$869,960 Class B

CITISELECT FOLIO 400 GROWTH
FUND OBJECTIVE
As high a total return over time as is consistent with a primary emphasis on equity securities and a secondary emphasis on fixed income securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
June 17, 1996                            Paid annually, if any

NET ASSETS AS OF 4/30/00                 CAPITAL GAINS
$118.2 million Class A                   Paid annually, if any
$727,645 Class B

CITISELECT FOLIO 500 GROWTH PLUS

FUND OBJECTIVE
As high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities.

COMMENCEMENT OF OPERATIONS               DIVIDENDS
September 3, 1996                        Paid annually, if any

NET ASSETS AS OF 4/30/00                 CAPITAL GAINS
$49.4 million Class A                    Paid annually, if any
$282,042 Class B

PORTFOLIO HIGHLIGHTS
TOP FIVE SECURITIES (STOCKS)

LARGE CAP GROWTH PORTFOLIO
COMPANY                                         INDUSTRY                                  % NET ASSETS
========================================================================================================
General Electric Co.                            Conglomerates                                 7.91%
Cisco Systems                                   Computer & Telecommunications Equipment       7.17%
Intel Corp.                                     Semi-Conductors                               6.69%
Microsoft Corp.                                 Computer Software                             4.79%
International Business Machines Corp.           Computer & Telecommunications Equipment       4.40%
LARGE CAP VALUE PORTFOLIO
COMPANY                                         INDUSTRY                                  % NET ASSETS
========================================================================================================

Exxon Corp.                                     Energy                                        3.56%
Kimberly-Clark Corp.                            Consumer Staples                              3.41%
Marsh & McLennan Companies, Inc.                Finance                                       3.38%
PepsiCo, Inc.                                   Consumer Staples                              3.31%
Williams Companies Inc.                         Utilities                                     3.31%
SMALL CAP GROWTH PORTFOLIO
COMPANY                                         INDUSTRY                                  % NET ASSETS
========================================================================================================
Mercury Interactive Corp.                       Technology Services                           2.96%
R & B Falcon Corp.                              Energy Minerals                               2.70%
Powerwave Technologies, Inc.                    Electronics/Technical Services                2.17%
Amkor Technologies, Inc.                        Electronics/Technical Services                2.16%
Pinnacle Holdings, Inc.                         Electronics/Technical Services                2.10%
SMALL CAP VALUE PORTFOLIO
COMPANY                                         INDUSTRY                                  % NET ASSETS
========================================================================================================
Presidential Life Corp.                         Finance                                       4.61%
JLG Industries, Inc.                            Producer Manufacturing                        3.87%
Professionals Group Inc.                        Finance                                       3.39%
Timken Co.                                      Producer Manufacturing                        3.29%
Wolverine World Wide Inc.                       Consumer Non-Durables                         2.88%
DOMESTIC FIXED INCOME
HIGH YIELD PORTFOLIO
COMPANY                                         INDUSTRY                                  % NET ASSETS
========================================================================================================
Frontier Vision Holdings LP                     Cable & Other Media                           3.87%
Airplane Trust                                  Mortgage Obligations                          3.23%
United International Holdings                   Consumer Products/Tobacco                     2.57%
NTL Inc.                                        Cable & Other Media                           2.46%
Heafner JH Inc.                                 Cable & Other Media                           2.14%
DOMESTIC FIXED INCOME
U.S. FIXED INCOME PORTFOLIO
INSTRUMENTS                                                                               % NET ASSETS
========================================================================================================
Mortgage and Asset Backed Securities                                                         64.60%
Domestic Corporations                                                                        19.37%
U.S. Treasury Issues                                                                         14.70%
Short-Term Obligations                                                                       12.00%
Foreign Corporations                                                                          5.40%

TOP 5 COUNTRIES (INTERNATIONAL ASSET CLASSES)
FOREIGN BOND PORTFOLIO
COUNTRY                                                                                   % NET ASSETS
========================================================================================================
Japan                                                                                        27.18%
Great Britain                                                                                17.94%
United States (excludes short-term)                                                          17.64%
Germany                                                                                      11.25%
France                                                                                        6.66%
INTERNATIONAL PORTFOLIO
COUNTRY                                                                                   % NET ASSETS
========================================================================================================
Great Britain                                                                                29.80%
Japan                                                                                        10.90%
France                                                                                        9.70%
Netherlands                                                                                   8.20%
Switzerland                                                                                   5.50%

FUND PERFORMANCE CITISELECT FOLIO 100 INCOME
TOTAL RETURNS
                                                                      SINCE
                                                           SIX        5/3/99
ALL PERIODS ENDED APRIL 30, 2000                         MONTHS**   INCEPTION**
================================================================================

CitiSelect(R)Folio 100 Income (Class A)
   without sales charge                                 (0.94)%       (1.95)%
CitiSelect(R)Folio 100 Income (Class A)
   with a maximum sales charge of 4.50%                 (5.39)%       (6.36)%
Composite Benchmark+ (Class A)                           1.77%         1.11%
CitiSelect(R)Folio 100 Income (Class B)
   without deferred sales charge                        (1.05)%       (2.20)%
CitiSelect(R)Folio 100 Income (Class B)
   with a maximum deferred sales charge of 4.50%        (5.51)%       (6.60)%
Composite Benchmark+ (Class B)                           1.77%         1.11%

**Not Annualized

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would be worth $9,364 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

            [Table below represents line chart in its printed piece]


         C100        LB         S&P           CB

5/3/99   9550      10000       10000        10000
5/31/99  9477       9764        9884         9912
6/30/99  9503      10306        9911         9880
7/31/99  9419       9984        9856         9839
8/31/99  9384       9934        9823         9834
9/30/99  9441       9662        9860         9948
10/31/99 9452       10273       9934         9985
11/30/99 9462       10482       9983         9984
12/31/99 9486       11100      10022         9936
1/31/00  9384       10542       9933         9903
2/29/00  9390       10342      10001        10023
3/31/00  9520       11354      10152        10155
4/30/00  9363       11013      10111        10126




The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/00: S&P 500 Index -- Large Cap Stocks (10%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (70%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 200 CONSERVATIVE
TOTAL RETURNS

                                                                                 SINCE
                                                          SIX          ONE       6/17/96
ALL PERIODS ENDED APRIL 30, 2000                        MONTHS**      YEAR     INCEPTION*
=========================================================================================
CitiSelect(R)Folio 200 Conservative (Class A)
   without sales charge                                  2.08%       0.61%        5.58%
CitiSelect(R)Folio 200 Conservative (Class A)
   with a maximum sales charge of 4.50%                 (2.52)%     (3.92)%       4.33%
Composite Benchmark+ (Class A)                           4.37%       4.10%        8.77%
CitiSelect(R)Folio 200 Conservative (Class B)
   without deferred sales charge                         1.83%       0.30%       (0.25)%#
CitiSelect(R)Folio 200 Conservative (Class B)
   with a maximum deferred sales charge of 4.50%        (2.75)%     (4.21)%      (3.67)%#
Composite Benchmark+ (Class B)                           4.37%       4.10%        0.61%

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $11,786 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Table below represents line chart in its printed piece]

200
         C200       LB      S&P       CB
6/17/96  9500     10000    10000    10000
6/30/96  9519     10086    10023    10137
7/31/96  9405     9640     9882     10165
8/31/96  9619     9844     10026    10147
9/30/96  9805     10397    10222    10324
10/31/96 9886     10684    10324    10553
11/30/96 10150    11490    10592    10734
12/31/96 10106    11263    10572    10634
1/31/97  10159    11966    10618    10667
2/28/97  10115    12060    10588    10693
3/31/97  9932     11566    10425    10575
4/30/97  9961     12255    10520    10733
5/31/97  10376    13000    10941    10835
6/30/97  10598    13583    11174    10964
7/31/97  10791    14662    11403    11260
8/31/97  10733    13841    11310    11165
9/30/97  11061    14598    11656    11329
10/31/97 10936    14111    11572    11493
11/30/97 10916    14764    11592    11546
12/31/97 10917    15018    11667    11662
1/31/98  10937    15183    11749    11812
2/28/98  11276    16278    12086    11802
3/31/98  11445    17111    12253    11842
4/30/98  11515    17286    12366    11904
5/31/98  11376    16989    12261    12017
6/30/98  11445    17678    12364    12119
7/31/98  11236    17491    12224    12145
8/31/98  10628    14962    11652    12343
9/30/98  10957    15921    12119    12631
10/31/98 11246    17216    12520    12564
11/30/98 11386    18259    12721    12636
12/31/98 11674    19311    13063    12674
1/31/99  11664    20119    13154    12764
2/28/99  11292    19494    12780    12541
3/31/99  11419    20273    12966    12610
4/30/99  11653    21059    13302    12650
5/31/99  11547    20561    13151    12539
6/30/99  11672    21703    13299    12498
7/31/99  11555    21025    13202    12446
8/31/99  11480    20920    13113    12440
9/30/99  11453    20347    13111    12584
10/31/99 11485    21634    13267    12631
11/30/99 11572    22074    13450    12629
12/31/99 11787    23374    13764    12569
1/31/00  11572    22200    13554    12527
2/29/00  11674    21780    13811    12679
3/31/00  11885    23910    14008    12846
4/30/00  11724    23191    13848    12809

The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/00: S&P 500 Index -- Large Cap Stocks (15%); Russell 2000 Index -- Small Cap Stocks (10%); Morgan Stanley EAFE Index -- International Stocks (5%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (40%); Salomon Bros. Currency-Hedged Non-$ World Gov't Bond Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (20%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 300 BALANCED
TOTAL RETURNS

                                                                                 SINCE
                                                          SIX        ONE        6/17/96
ALL PERIODS ENDED APRIL 30, 2000                         MONTHS**    YEAR      INCEPTION*
=========================================================================================
CitiSelect(R)Folio 300 Balanced (Class A)
   without sales charge                                  4.61%       4.13%       7.29%
CitiSelect(R)Folio 300 Balanced (Class A)
   with a maximum sales charge of 4.50%                 (0.09)%     (0.56)%      6.02%
Composite Benchmark+ (Class A)                           6.80%       7.26%      10.85%
CitiSelect(R)Folio 300 Balanced (Class B)
   without deferred sales charge                         4.49%       3.92%       2.61%#
CitiSelect(R)Folio 300 Balanced (Class B)
   with a maximum deferred sales charge of 4.50%        (0.22)%     (0.76)%     (0.91)%#
Composite Benchmark+ (Class B)                           6.80%       7.26%       0.44%

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,542 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.


[Table below represents line chart in its printed piece]


         C300      LB       S&P      CB
6/17/96  9500     10000    10000    10000
6/30/96  9519     10086    10018    10137
7/31/96  9320     9640     9790     10165
8/31/96  9605     9844     9966     10147
9/30/96  9838     10397    10216    10324
10/31/96 9914     10684    10313    10553
11/30/96 10267    11490    10654    10734
12/31/96 10223    11263    10624    10634
1/31/97  10300    11966    10688    10667
2/28/97  10242    12060    10651    10693
3/31/97  10022    11566    10435    10575
4/30/97  10060    12255    10557    10733
5/31/97  10587    13000    11100    10835
6/30/97  10890    13583    11409    10964
7/31/97  11168    14662    11716    11260
8/31/97  11053    13841    11550    11165
9/30/97  11476    14598    12003    11329
10/31/97 11255    14111    11815    11493
11/30/97 11245    14764    11846    11546
12/31/97 11231    15018    11941    11662
1/31/98  11241    15183    12042    11812
2/28/98  11718    16278    12506    11802
3/31/98  11967    17111    12748    11842
4/30/98  12036    17286    12873    11904
5/31/98  11828    16989    12706    12017
6/30/98  11907    17678    12836    12119
7/31/98  11589    17491    12630    12145
8/31/98  10675    14962    11738    12343
9/30/98  11013    15921    12268    12631
10/31/98 11410    17216    12805    12564
11/30/98 11609    18259    13109    12636
12/31/98 11971    19311    13556    12674
1/31/99  11928    20119    13676    12764
2/28/99  11471    19494    13189    12541
3/31/99  11645    20273    13436    12610
4/30/99  11982    21059    13893    12650
5/31/99  11873    20561    13734    12539
6/30/99  12132    21703    14023    12498
7/31/99  12034    21025    13889    12446
8/31/99  11925    20920    13752    12440
9/30/99  11849    20347    13718    12584
10/31/99 11926    21634    13952    12631
11/30/99 12091    22074    14247    12629
12/31/99 12482    23374    14835    12569
1/31/00  12173    22200    14513    12527
2/29/00  12399    21780    14978    12679
3/31/00  12705    23910    15205    12846
4/30/00  12476    23191    14901    12809





The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 4.50% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/00: S&P 500 Index -- Large Cap Stocks (20%); Russell 2000 Index -- Small Cap Stocks (20%); Morgan Stanley EAFE Index -- International Stocks (10%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (25%); Salomon Bros. Currency-Hedged Non-$ World Gov't Bond Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (15%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 400 GROWTH
TOTAL RETURNS

                                                                                SINCE
                                                         SIX        ONE        6/17/96
ALL PERIODS ENDED APRIL 30, 2000                       MONTHS**     YEAR      INCEPTION*
========================================================================================
CitiSelect(R)Folio 400 Growth (Class A)
   without sales charges                                6.89%       7.47%       8.15%
CitiSelect(R)Folio 400 Growth (Class A)
   with a maximum sales charge of 5.00%                 1.54%       2.10%       6.73%
Composite Benchmark+ (Class A)                          8.61%      10.20%      11.95%
CitiSelect(R)Folio 400 Growth (Class B)
   without deferred sales charge                        6.58%       6.87%       4.94%#
CitiSelect(R)Folio 400 Growth (Class B)
   with a maximum deferred sales charge of 5.00%        1.25%       1.53%       0.94%#
Composite Benchmark+ (Class B)                          8.61%      10.20%      (0.15)%

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $12,864 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.

[Table below represents line chart in its printed piece]

         C400      LB       S&P      CB
6/17/96  9500     10000    10000    10000
6/30/96  9491     10086    9987     10137
7/31/96  9215     9640     9637     10165
8/31/96  9605     9844     9868     10147
9/30/96  9880     10397    10153    10324
10/31/96 9918     10684    10187    10553
11/30/96 10346    11490    10580    10734
12/31/96 10340    11263    10577    10634
1/31/97  10435    11966    10618    10667
2/28/97  10368    12060    10567    10693
3/31/97  10120    11566    10320    10575
4/30/97  10082    12255    10424    10733
5/31/97  10770    13000    11131    10835
6/30/97  11161    13583    11529    10964
7/31/97  11439    14662    11865    11260
8/31/97  11305    13841    11648    11165
9/30/97  11880    14598    12228    11329
10/31/97 11506    14111    11863    11493
11/30/97 11449    14764    11869    11546
12/31/97 11399    15018    11976    11662
1/31/98  11369    15183    12082    11812
2/28/98  12039    16278    12718    11802
3/31/98  12394    17111    13048    11842
4/30/98  12483    17286    13180    11904
5/31/98  12148    16989    12913    12017
6/30/98  12197    17678    13041    12119
7/31/98  11724    17491    12731    12145
8/31/98  10345    14962    11388    12343
9/30/98  10640    15921    11900    12631
10/31/98 11192    17216    12597    12564
11/30/98 11487    18259    13026    12636
12/31/98 11916    19311    13591    12674
1/31/99  11786    20119    13704    12764
2/28/99  11233    19494    13122    12541
3/31/99  11461    20273    13427    12610
4/30/99  11970    21059    14049    12650
5/31/99  11873    20561    13842    12539
6/30/99  12241    21703    14264    12498
7/31/99  12166    21025    14136    12446
8/31/99  12079    20920    13981    12440
9/30/99  11938    20347    13923    12584
10/31/99 12035    21634    14255    12631
11/30/99 12252    22074    14648    12629
12/31/99 12804    23374    15506    12569
1/31/00  12404    22200    15033    12527
2/29/00  12695    21780    15621    12679
3/31/00  13119    23910    15941    12846
4/30/00  12864    23191    15482    12809


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the S&P 500 Index or the Lehman Brothers Aggregate Bond Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/00: S&P 500 Index -- Large Cap Stocks (25%); Russell 2000 Index -- Small Cap Stocks (25%); Morgan Stanley EAFE Index -- International Stocks (20%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (10%); Salomon Bros. Currency-Hedged Non-$ World Gov't Bond Index -- Foreign Gov't Bonds (10%); Salomon Bros. High Yield Bond Index -- High Yield (10%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

FUND PERFORMANCE CITISELECT FOLIO 400 GROWTH
TOTAL RETURNS

                                                                                SINCE
                                                         SIX        ONE         9/3/96
ALL PERIODS ENDED APRIL 30, 2000                       MONTHS**     YEAR      INCEPTION*
========================================================================================
CitiSelect(R)Folio 500 Growth Plus (Class A)
   without sales charge                                 8.64%      10.65%       8.96%
CitiSelect(R)Folio 500 Growth Plus (Class A)
   with a maximum sales charge of 5.00%                 3.21%       5.12%       7.44%
Composite Benchmark+ (Class A)                         10.15%      13.00%      14.64%
CitiSelect(R)Folio 500 Growth Plus (Class B)
   without deferred sales charge                        8.37%      10.19%       8.06%#**
CitiSelect(R)Folio 500 Growth Plus (Class B)
   with deferred sales charge of 5.00%                  2.95%       4.68%       3.94%#**
Composite Benchmark+ (Class B)                         10.15%      13.00%      (0.85)%**

 *Average Annual Total Return
**Not Annualized
 #Commencement of Operations 1/4/99

GROWTH OF A $10,000 INVESTMENT

A $10,000 investment in the Fund made on inception date would have grown to $13,004 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks over the same period.


[Table below represents line chart in its printed piece]

9/3/96   9500     10000    10000    10000
9/30/96  9719     10356    10174    10315
10/31/96 9709     10345    10400    10212
11/30/96 10156    10787    10578    10621
12/31/96 10184    10797    10479    10487
1/31/97  10308    10853    10512    10122
2/28/97  10261    10817    10538    10290
3/31/97  10032    10553    10421    10330
4/30/97  9984     10681    10577    10387
5/31/97  10756    11492    10678    11065
6/30/97  11185    11972    10805    11678
7/31/97  11509    12388    11097    11870
8/31/97  11366    12081    11002    10985
9/30/97  11976    12758    11164    11603
10/31/97 11509    12216    11326    10714
11/30/97 11471    12236    11378    10607
12/31/97 11405    12375    11493    10702
1/31/98  11366    12516    11640    11195
2/28/98  12164    13284    11631    11916
3/31/98  12611    13717    11670    12285
4/30/98  12689    13838    11731    12384
5/31/98  12290    13510    11843    12328
6/30/98  12339    13657    11943    12424
7/31/98  11765    13287    11968    12553
8/31/98  9995     11546    12163    11000
9/30/98  10171    11985    12448    10666
10/31/98 10803    12783    12382    11780
11/30/98 11182    13344    12453    12387
12/31/98 11587    13977    12490    12879
1/31/99  11390    14114    12579    12844
2/28/99  10852    13486    12358    12541
3/31/99  11131    13846    12426    13068
4/30/99  11752    14587    12466    13599
5/31/99  11628    14313    12357    12902
6/30/99  12135    14904    12317    13407
7/31/99  12093    14775    12265    13810
8/31/99  12021    14593    12259    13864
9/30/99  11835    14517    12401    14006
10/31/99 11969    14965    12447    14534
11/30/99 12238    15465    12446    15043
12/31/99 12924    16624    12386    16395
1/31/00  12413    15965    12345    15356
2/29/00  12765    16710    12495    15772
3/31/00  13311    17141    12660    16387
4/30/00  13004    16484    12623    15529


The graph includes the initial sales charge on the Fund (no comparable charge exists for the other indices) and assumes all dividends and distributions from the Fund are reinvested at Net Asset Value.

Notes: We believe that the performance comparison to the composite benchmark, on which the Fund's asset allocation model is based, is a more appropriate comparison than a comparison to any single broad-based securities market index, such as the Lehman Brothers Aggregate Bond Index or the Morgan Stanley EAFE Index, which securities regulations require us to include. All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Returns reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index or in the Composite Benchmark.

+The returns are based on the composite performance of unmanaged indices and assume reinvestment of dividends and interest payments. Indices and percentages used as of 4/30/00: S&P 500 Index -- Large Cap Stocks (30%); Russell 2000 Index -- Small Cap Stocks (30%); Morgan Stanley EAFE Index -- International Stocks (30%); Lehman Bros. Aggregate Bond Index -- Domestic Bonds (5%); Salomon Bros. High Yield Bond Index -- High Yield (5%). Unlike the Fund's total return the Composite Benchmark total return does not reflect any fees or expenses. Components of the Composite Benchmark may change at any time.

CITISELECT PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES

                                                                CITISELECT       CITISELECT
                                                                FOLIO 100         FOLIO 200
APRIL 30, 2000 (Unaudited)                                        INCOME        CONSERVATIVE
==============================================================================================
ASSETS:
Investment in, at value:
   Large Cap Growth Portfolio                                    $ 18,322        $ 3,677,927
   Large Cap Value Portfolio                                       18,661          4,957,102
   Small Cap Growth Portfolio                                          --          2,578,660
   Small Cap Value Portfolio                                           --          2,573,381
   International Portfolio                                             --          3,724,686
   U.S. Fixed Income Portfolio                                    268,731         23,700,822
   Foreign Bond Portfolio                                              --          6,144,660
   High Yield Portfolio                                            77,562         12,223,006
----------------------------------------------------------------------------------------------
Total Investments (Note 1A)                                       383,276         59,580,244
Receivable from Sub-Administrator                                  11,347                 --
Receivable for shares of beneficial interest sold                      --              1,194
Other assets                                                           --             43,471
----------------------------------------------------------------------------------------------
Total Assets                                                      394,623         59,624,909
----------------------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                     763                 --
Payable for shares of beneficial interest repurchased                 158            224,647
Payable to affiliates-- Management fees (Note 2)                       --              6,660
Accrued expenses                                                   38,430             84,659
----------------------------------------------------------------------------------------------
Total Liabilities                                                  39,351            315,966
----------------------------------------------------------------------------------------------
NET ASSETS                                                       $355,272        $59,308,943
==============================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                  $385,536        $59,424,744
Undistributed net investment income (loss)                             --            560,950
Accumulated net realized gain (loss) on investments               (22,146)        (3,121,643)
Unrealized appreciation (depreciation) of investments
   and foreign currency transactions                               (8,118)         2,444,892
----------------------------------------------------------------------------------------------
Net Assets                                                       $355,272        $59,308,943
==============================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share (net asset value / shares
   outstanding, respectively: $207,421/22,320,
   $58,670,897/5,748,896, $103,430,369/9,976,963,
   $118,213,966/11,134,995, $49,430,785/4,316,150)                  $9.29             $10.21
Offering price per share based on a 4.50% sales charge
   for  CitiSelect  Folios  100,  200 and 300 and on a 5.00%
   sales charge on CitiSelect Folios 400 and 500
  ($9.29 / 0.955, $10.21 / 0.955, $10.37 / 0.955,
   $10.62 / 0.950, $11.45 / 0.950, respectively)                    $9.73*            $10.69*
==============================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
   (net asset value / shares outstanding, respectively:
   $147,851/15,916, $638,046/62,650, $869,960/84,162,
   $727,645/69,035, $282,042/24,843)                                $9.29**           $10.18**
==============================================================================================

 *Based upon single purchases of less than $25,000.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges. See notes to financial statements

                 CITISELECT              CITISELECT                CITISELECT
                  FOLIO 300               FOLIO 400                 FOLIO 500
                  BALANCED                 GROWTH                  GROWTH PLUS
================================================================================
               $  9,111,716            $  13,234,509            $   6,582,874
                 10,695,389               15,374,469                7,341,737
                  9,552,142               12,824,571                6,573,690
                 10,704,416               15,447,403                8,176,885
                 12,162,228               25,995,939               16,186,034
                 25,878,972               11,616,247                2,220,588
                 10,935,686               12,585,715                       --
                 16,259,792               12,419,007                2,677,234
--------------------------------------------------------------------------------
                105,300,341              119,497,860               49,759,042
                         --                       --                    4,202
                      2,006                   16,961                      333
                    152,894                  373,447                  226,724
--------------------------------------------------------------------------------
                105,455,241              119,888,268               49,990,301
--------------------------------------------------------------------------------

                         --                       --                       --
                    852,046                  666,208                  230,383
                     13,671                    9,375                       --
                    289,195                  271,074                   47,091
--------------------------------------------------------------------------------
                  1,154,912                  946,657                  277,474
--------------------------------------------------------------------------------
               $104,300,329            $ 118,941,611            $  49,712,827
================================================================================

               $ 99,880,141            $ 111,085,796            $  43,194,056
                    854,185                1,378,916                  223,688
                (12,581,676)             (19,664,465)                (927,458)

                 16,147,679               26,141,364                7,222,541
--------------------------------------------------------------------------------
               $104,300,329            $ 118,941,611            $  49,712,827
================================================================================







                     $10.37                   $10.62                   $11.45




                     $10.86*                  $11.18*                  $12.05*
================================================================================





                     $10.34**                 $10.54**                 $11.35**
================================================================================

CITISELECT PORTFOLIOS
STATEMENTS OF OPERATIONS

                                                               CITISELECT         CITISELECT
                                                                FOLIO 100          FOLIO 200
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)              INCOME          CONSERVATIVE
===============================================================================================
INVESTMENT INCOME (Note 6):
Interest*                                                      $ 16,291          $2,109,320
Dividends*                                                          501             176,565
Allocated net expenses                                           (1,123)           (234,018)
Foreign tax reclaims                                                 --                 816
-----------------------------------------------------------------------------------------------
                                                                 15,669           2,052,683
-----------------------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                            141              80,616
Service fees Class A (Note 3)                                       711             187,496
Service fees Class B (Note 3)                                       643               2,808
Transfer agent fees                                              32,732              44,745
Custody and fund accounting fees                                 12,530              13,570
Shareholder reports                                               9,911              23,456
Audit fees                                                        9,690              10,085
Legal fees                                                        5,360              12,590
Trustees fees                                                     2,632               4,160
Registration fees                                                   141                  --
Other                                                            20,807              29,411
-----------------------------------------------------------------------------------------------
   Total expenses                                                95,298             408,937
Less aggregate amount waived by the Manager (Note 2)               (141)            (73,956)
Less expenses assumed by the Sub-Administrator (Note 7)         (93,214)                 --
-----------------------------------------------------------------------------------------------
   Net expenses                                                   1,943             334,981
-----------------------------------------------------------------------------------------------
Net investment income                                            13,726           1,717,702
-----------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) (Note 6):
Net realized gain (loss)                                        (17,161)           (141,421)
Net change in unrealized appreciation                               549             241,785
-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                         (16,612)            100,364
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                                   $ (2,886)         $1,818,066
===============================================================================================
*Net of foreign taxes withheld                                       --          $   12,022

See notes to financial statements

  CITISELECT                          CITISELECT        CITISELECT
   FOLIO 300                           FOLIO 400         FOLIO 500
   BALANCED                             GROWTH          GROWTH PLUS
======================================================================

  $2,671,804                        $ 1,797,482        $  308,200
     481,330                            779,101           433,250
    (463,695)                          (578,460)         (258,395)
       2,198                              5,826             6,129
----------------------------------------------------------------------
   2,691,637                          2,003,949           489,184
----------------------------------------------------------------------

     101,017                             66,703            14,487
     332,192                            372,744           156,582
       3,370                              3,871             1,553
      29,278                              5,860            32,110
      10,052                             10,070            12,535
      12,878                             21,902             9,320
      10,085                             10,085            10,085
       7,694                              9,890             3,890
       4,624                              4,678             3,998
          --                                 --                --
      29,505                              4,068            25,151
----------------------------------------------------------------------
     540,695                            509,871           269,711
          --                                 --           (14,487)
          --                                 --           (40,888)
----------------------------------------------------------------------
     540,695                            509,871           214,336
   2,150,942                          1,494,078           274,848
----------------------------------------------------------------------

   4,232,034                          8,712,421         5,146,055
     485,593                            791,428           372,484
----------------------------------------------------------------------
   4,717,627                          9,503,849         5,518,539
----------------------------------------------------------------------
  $6,868,569                        $10,997,927        $5,793,387

    $ 34,210                        $    65,789        $   36,882
======================================================================

CITISELECT PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS

                                                         CITISELECT FOLIO 100                      CITISELECT FOLIO 200
                                                                INCOME                                 CONSERVATIVE
--------------------------------------------------------------------------------------------------------------------------------
                                                                     FOR THE PERIOD
                                                     SIX MONTHS        MAY 3, 1999            SIX MONTHS
                                                        ENDED         (COMMENCEMENT              ENDED               YEAR
                                                   APRIL 30, 2000   OF OPERATIONS) TO       APRIL 30, 2000           ENDED
                                                     (Unaudited)    OCTOBER 31, 1999          (Unaudited)      OCTOBER 31, 1999
=================================================================================================================================
INCREASE (DECREASE) IN
  NET ASSETS FROM:
OPERATIONS:
Net investment income                               $  13,726           $ 10,307             $ 1,717,702       $  4,675,819
Net realized gain (loss)                              (17,161)            (4,985)               (141,421)         1,357,465
Net change in unrealized appreciation
  (depreciation) of investments                           549             (8,667)                241,785         (1,235,326)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                            (2,886)            (3,345)              1,818,066          4,797,958
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM:
Net income (Class A)                                   (8,691)            (5,104)             (1,145,593)        (8,439,415)
           (Class B)                                   (5,035)            (5,203)                (11,159)           (16,857)
Net realized gain on investments (Class A)                 --                 --              (3,353,915)        (5,996,539)
Net realized gain on investments (Class B)                 --                 --                 (30,856)                --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                   (13,726)           (10,307)             (4,541,523)       (14,452,811)
---------------------------------------------------------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
  BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares                           --            344,182                 109,373         13,705,529
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                      8,691              4,653               4,499,508         14,428,481
Cost of shares repurchased                           (112,395)           (22,027)            (39,093,092)      (128,964,342)
---------------------------------------------------------------------------------------------------------------------------------
  Total Class A                                      (103,704)           326,808             (34,484,211)      (100,830,332)
---------------------------------------------------------------------------------------------------------------------------------
CLASS B**
Net proceeds from sale of shares                           --            301,013                  18,901            980,874
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                                      4,954              3,854                  37,740             13,840
Cost of shares repurchased                            (48,143)           (99,246)               (251,564)          (111,437)
---------------------------------------------------------------------------------------------------------------------------------
  Total Class B                                       (43,189)           205,621                (194,923)           883,277
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM TRANSACTIONS
  IN SHARES OF BENEFICIAL INTEREST                   (146,893)           532,429             (34,679,134)       (99,947,055)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS                                         (163,505)           518,777             (37,402,591)      (109,601,908)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                   518,777                 --              96,711,534        206,313,442
---------------------------------------------------------------------------------------------------------------------------------
End of period*                                      $ 355,272           $518,777             $59,308,943       $ 96,711,534
=================================================================================================================================
*Including undistributed
  (overdistributed) net
  investment income                                 $      --           $     --             $   560,950       $         --
=================================================================================================================================

**January 4, 1999 (Commencement of Operations).

See notes to financial statements


                  CITISELECT FOLIO 300                     CITISELECT FOLIO 400                     CITISELECT FOLIO 500
                       BALANCED                                  GROWTH                                 GROWTH PLUS
---------------------------------------------------------------------------------------------------------------------------------
            SIX MONTHS                               SIX MONTHS                               SIX MONTHS
               ENDED               YEAR                 ENDED               YEAR                 ENDED               YEAR
          APRIL 30, 2000           ENDED           APRIL 30, 2000           ENDED           APRIL 30, 2000           ENDED
            (Unaudited)      OCTOBER 31, 1999        (Unaudited)      OCTOBER 31, 1999        (Unaudited)      OCTOBER 31, 1999
=================================================================================================================================

          $ 2,150,942          $ 5,660,816         $ 1,494,078          $ 3,752,073           $ 274,848            $ 690,511
            4,232,034            4,083,333           8,712,421            5,977,259           5,146,055            3,218,138

              485,593            4,334,465             791,428           15,299,428             372,484            9,229,350
---------------------------------------------------------------------------------------------------------------------------------

            6,868,569           14,078,614          10,997,927           25,028,760           5,793,387           13,137,999

---------------------------------------------------------------------------------------------------------------------------------

           (1,286,220)         (10,844,955)           (114,878)          (7,033,484)            (63,337)          (1,880,597)
              (10,537)              (9,785)               (284)                  --              (1,051)                  --
          (11,110,680)         (20,082,498)        (17,231,681)         (29,317,452)         (6,149,408)          (7,715,623)
              (71,153)                  --             (85,306)                  --             (29,537)                  --
---------------------------------------------------------------------------------------------------------------------------------

          (12,478,590)         (30,937,238)        (17,432,149)         (36,350,936)         (6,243,333)          (9,596,220)
---------------------------------------------------------------------------------------------------------------------------------



            1,366,709           10,176,905             969,487            8,811,457             896,628            4,457,544


           12,396,900           30,927,441          17,346,559           36,350,930           6,212,745            9,596,217
          (68,399,861)        (201,073,561)        (77,262,253)        (260,612,272)        (33,000,965)        (105,357,073)
---------------------------------------------------------------------------------------------------------------------------------
          (54,636,252)        (159,969,215)        (58,946,207)        (215,449,885)        (25,891,592)         (91,303,312)
---------------------------------------------------------------------------------------------------------------------------------

                7,816              958,471              33,447              916,036              19,418              358,761


               72,160                8,794              68,404                   --              28,029                   --
             (101,786)             (26,067)           (136,127)            (137,286)            (75,674)             (55,004)
---------------------------------------------------------------------------------------------------------------------------------
              (21,810)             941,198             (34,276)             778,750             (28,227)             303,757
---------------------------------------------------------------------------------------------------------------------------------


          (54,658,062)        (159,028,017)        (58,980,483)        (214,671,135)        (25,919,819)         (90,999,555)
---------------------------------------------------------------------------------------------------------------------------------

          (60,268,083)        (175,886,641)        (65,414,705)        (225,993,311)        (26,369,765)         (87,457,776)
---------------------------------------------------------------------------------------------------------------------------------


          164,568,412          340,455,053         184,356,316          410,349,627          76,082,592          163,540,368
---------------------------------------------------------------------------------------------------------------------------------

         $104,300,329         $164,568,412       $ 118,941,611        $ 184,356,316         $49,712,827         $ 76,082,592
=================================================================================================================================


            $ 854,185                  $--         $ 1,378,916                  $--           $ 223,688             $ 13,228

=================================================================================================================================

CITISELECT PORTFOLIOS
Financial Highlights

                                      CITISELECT FOLIO 100 INCOME                  CITISELECT FOLIO 200 CONSERVATIVE
                                               CLASS A                                         CLASS A
-----------------------------------------------------------------------------------------------------------------------------
                        SIX MONTHS                               SIX MONTHS
                           ENDED              MAY 3, 1999+          ENDED         YEAR          YEAR          TEN MONTHS
                      APRIL 30, 2000              TO           APRIL 30, 2000 ENDED OCTOBER  ENDED OCTOBER   ENDED OCTOBER
                       (Unaudited)         OCTOBER 31, 1999      (Unaudited)    31, 1999       31, 1999       31, 1999
=============================================================================================================================
Net Asset Value,
Beginning of Period        $9.66                $10.00            $10.60          $11.28       $11.33          $10.50
-----------------------------------------------------------------------------------------------------------------------------
Income From Operations:
Net investment income      0.283                  0.242+++          0.271           0.333+++     0.240           0.138
Net realized and
 unrealized gain
 (loss) on investments    (0.370)                (0.345)           (0.052)++       (0.091)       0.068++         0.722
-----------------------------------------------------------------------------------------------------------------------------
  Total from operations   (0.087)                (0.103)            0.219           0.242        0.308           0.860
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income     (0.283)                (0.237)           (0.174)         (0.574)      (0.172)         (0.007)
Net realized gain
  on investments              --                   --              (0.435)         (0.348)      (0.186)         (0.023)
In excess of net income       --                   --                --              --           --              --
In excess of realized gains
  on investments              --                   --                --              --           --              --
-----------------------------------------------------------------------------------------------------------------------------
  Total distributions     (0.283)                (0.237)           (0.609)         (0.922)      (0.358)         (0.030)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
  end of period            $9.29                 $ 9.66            $10.21          $10.60       $11.28          $11.33
=============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)           $207                  $322            $58,671         $95,853     $206,313       $166,203
Ratio of expenses to
  average net assets (A)   1.25%*                 1.25%*             1.50%*          1.50%        1.50%           1.50%*
Ratio of net investment
  income to average
  net assets               6.11%*                 5.42%*            4.54%*           3.04%        2.70%           2.88%*
Total return              (0.94)%**              (1.03)%**          2.08%**          2.13%        2.84%           8.21%**

  Note: If Agents of the Funds and Agents of the respective Portfolios had not voluntarily agreed to waive a portion of their fees, and the Sub-administrator had not assumed expenses for the periods indicated, the net investment income per share and the ratios would have been as follows:

Net investment income
  (loss) per share       $(2.159)               $(1.434)+++       $0.258           $0.333+++    $0.238          $0.126
RATIOS:
Expenses to average
  net assets (A)          39.56%*                37.47%*           1.69%*           1.50%        1.52%           1.75%*
Net investment income to
  average net assets     (32.20)%*              (30.80)%*          4.35%*           3.04%        2.68%           2.63%*
========================================================================================================================

(A) Includes allocated expenses for the periods indicated from the respective portfolios.
 *  Annualized
 ** Not Annualized
  + Commencement of Operations
 ++ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market value of the investments. +++ The per share amounts were computed using a monthly average number of shares outstanding during the period.

See notes to financial statements

                      CITISELECT FOLIO 300 BALANCED
                                CLASS A
-------------------------------------------------------------------------------------------
                        JUNE 17, 1996+        SIX MONTHS
                             TO                 ENDED           YEAR             YEAR
                        DECEMBER 31,       APRIL 30, 2000       ENDED           ENDED
                            1996             (Unaudited)   OCTOBER 31, 1999 OCTOBER 31,1998
===========================================================================================

Net Asset Value,
Beginning of Period           $10.00            $10.84          $11.48         $11.71
-------------------------------------------------------------------------------------------
Income From Operations:
Net investment income           0.128             0.204           0.246+++       0.187
Net realized and
 unrealized gain
(loss) on investments           0.506             0.282           0.258         (0.036)
-------------------------------------------------------------------------------------------
  Total from operations         0.634             0.486           0.504          0.151
-------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income          (0.112)           (0.119)         (0.437)        (0.138)
Net realized gain
  on investments               (0.022)           (0.837)         (0.707)        (0.243)
In excess of net income          --                --              --             --
In excess of realized
  gain on investments            --                --              --             --
-------------------------------------------------------------------------------------------
  Total distributions          (0.134)           (0.956)         (1.144)        (0.381)
-------------------------------------------------------------------------------------------
Net Asset Value,
  end of period               $10.50            $10.37          $10.84         $11.48
===========================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)            $102,775          $103,430        $163,635       $340,455
Ratio of expenses to
  average net assets (A)        1.50%*            1.50%*          1.50%          1.50%
Ratio of net investment
  income to average
  net assets                    2.84%*            3.22%*          2.23%          2.09%
Total return                    6.38%**           4.61%**         4.52%          1.38%






Net investment income
  (loss) per share             $0.076            $0.205          $0.246+++      $0.187
RATIOS:
Expenses to average
  net assets (A)                2.66%*            1.50%*          1.50%          1.50%
Net investment income to
  average net assets            1.68%*            3.22%*          2.23%          2.09%
===========================================================================================

CITISELECT PORTFOLIOS
Financial Highlights

                        CITISELECT FOLIO 300 BALANCED                                         CITISELECT FOLIO 400 GROWTH
                               CLASS A (Cont'd)                                                         CLASS A
-----------------------------------------------------------------------------------------------------------------------------------

                           JUNE 17, 1996+          SIX MONTHS
    TEN MONTHS                   TO                  ENDED                YEAR                    YEAR              TEN MONTHS
      ENDED                  DECEMBER 31,       APRIL 30, 2000           ENDED                   ENDED                 ENDED
 OCTOBER 31, 1997              1996               (Unaudited)        OCTOBER 31, 1999         OCTOBER 31, 1998    OCTOBER 31, 1997
===================================================================================================================================

    $10.66                     $10.00              $11.11                   $11.36                   $12.01             $10.82
----------------------------------------------------------------------------------------------------------------------------------

     0.101                      0.088                0.131                    0.143+++                  0.090              0.037

     0.974                      0.671                0.587                    0.682                    (0.417)             1.183
----------------------------------------------------------------------------------------------------------------------------------

     1.075                      0.759                0.718                    0.825                    (0.327)             1.220
----------------------------------------------------------------------------------------------------------------------------------

    (0.002)                    (0.075)              (0.008)                  (0.208)                   (0.079)            (0.003)

    (0.023)                    (0.024)              (1.200)                  (0.867)                   (0.244)            (0.027)
       --                         --                   --                       --                        --                 --

       --                         --                   --                       --                        --                 --
----------------------------------------------------------------------------------------------------------------------------------
    (0.025)                    (0.099)              (1.208)                  (1.075)                   (0.323)            (0.030)
----------------------------------------------------------------------------------------------------------------------------------
    $11.71                     $10.66               $10.62                   $11.11                    $11.36             $12.01
===================================================================================================================================


  $325,193                   $195,428              $118,214                 $183,559                 $410,350             $455,747

     1.50%*                     1.50%*                1.45%*                  1.45%                    1.47%                1.65%


     2.30%*                     2.38%*                2.00%*                  1.30%                    1.26%                1.39%
    10.09%**                    7.61%**               6.89%**                 7.63%                   (2.73)%              11.28%**






    $0.100                     $0.060                 $0.131                 $0.143+++                $0.090               $0.037


     1.52%*                     2.26%*                1.45%*                  1.45%                    1.47%               1.65%

     2.28%*                     1.62%*                2.00%*                  1.30%                    1.26%               1.39%*
===================================================================================================================================

                                                CITISELECT FOLIO 500 BALANCED
                                                           CLASS A
-----------------------------------------------------------------------------------------------------------------------------------

  JUNE 17, 1996+            SIX MONTHS                                                                           SEPTEMBER 3, 1996+
       TO                     ENDED                YEAR                     YEAR                 TEN MONTHS                TO
   DECEMBER 31,          APRIL 30, 2000            ENDED                    ENDED                   ENDED            DECEMBER 31,
      1996                 (Unaudited)         OCTOBER 31, 1999         OCTOBER 31, 1998      OCTOBER 31, 1997          1996
===================================================================================================================================

    $10.00                      $11.57               $11.11                   $12.08                 $10.69               $10.00
----------------------------------------------------------------------------------------------------------------------------------

     0.042                       0.060               0.069++                   0.053                  0.044                 0.019

     0.841                       0.899               1.086                     (0.786)                1.346                 0.701
----------------------------------------------------------------------------------------------------------------------------------

     0.883                       0.959               1.154                     (0.733)                1.390                 0.720
----------------------------------------------------------------------------------------------------------------------------------

    (0.029)                      (0.011)            (0.136)                    (0.083)                   --                (0.019)

    (0.034)                      (1.068)            (0.558)                    (0.154)                   --                    --

       --                         --                   --                       --                       --                (0.001)

       --                         --                   --                       --                       --                (0.010)
----------------------------------------------------------------------------------------------------------------------------------
    (0.063)                    (1.079)              (0.694)                  (0.237)                     --                (0.030)
----------------------------------------------------------------------------------------------------------------------------------
   $10.82                      $11.45               $11.57                   $11.11                   $12.08               $10.69
===================================================================================================================================


  $253,556                     $49,431             $75,768                   $163,540                  $202,823            $85,072

     1.75%*                       1.50%*             1.45%                      1.48%                    1.72%*             1.76%*


     1.39%*                       0.88%*             0.60%                      0.72%                    0.88%*             1.09%*
     8.84%**                      8.64%**           10.80%                     (6.14)%                  13.00%**            7.20%**






    $0.028                      $0.048             $0.062+++                   $0.053                    $0.040              $0.001


     2.20%*                      1.68%*              1.51%                     1.48%                      1.80%*             2.80%*

     0.93%*                      0.70%*              0.54%                     0.72%                      0.80%*             0.04%*
===================================================================================================================================

CITISELECT PORTFOLIOS
FINANCIAL HIGHLIGHTS

                                 CITISELECT FOLIO 100 INCOME     CITISELECT FOLIO 200 CONSERVATIVE   CITISELECT FOLIO 300 BALANCED
                                           CLASS B                          CLASS B                             CLASS B
-----------------------------------------------------------------------------------------------------------------------------------
                                                 FOR THE PERIOD                    FOR THE PERIOD
                                                  MAY 3, 1999                     JANUARY 4, 1999                    FOR THE PERIOD
                                 SIX MONTHS     (COMMENCEMENT      SIX MONTHS      (COMMENCEMENT     SIX MONTHS    JANUARY 4, 1999
                                    ENDED        OF OPERATIONS)        ENDED      OF OPERATIONS)         ENDED       (OF OPERATIONS)
                                APRIL 30, 2000   TO OCTOBER 31,   APRIL 30, 2000    TO OCTOBER 31,   APRIL 30, 2000   TO OCTOBER 31,
                                 (Unaudited)          1999         (Unaudited)         1999           (Unaudited)         1999
====================================================================================================================================
Net Asset Value,
Beginning of Period                  $9.66           $10.00          $10.59           $11.03             $10.83          $11.07
====================================================================================================================================
Income From Operations:
Net investment income                0.271            0.218+++        0.248            0.292+++           0.161           0.201+++
Net realized and unrealized
  gain (loss) on investments        (0.370)          (0.333)         (0.054)++        (0.526)             0.312          (0.310)
------------------------------------------------------------------------------------------------------------------------------------

  Total from operations             (0.099)          (0.115)          0.194           (0.234)             0.473          (0.109)
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income               (0.271)          (0.225)         (0.169)          (0.206)            (0.126)         (0.131)
Net realized gain
  on investments                        --               --          (0.435)              --             (0.837)             --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions               (0.271)          (0.225)         (0.604)          (0.206)            (0.963)         (0.131)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value
  end of period                      $9.29            $9.66          $10.18           $10.59             $10.34          $10.83
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                     $148             $197            $638             $859               $870            $933
Ratio of expenses to
  average net assets (A)             1.50%*           1.50%*          1.75%*           1.75%*             1.75%*          1.75%*
Ratio of net investment
  income to average
  net assets                         5.86%*           5.17%*          4.29%*           2.79%*             2.97%*          1.98%*
Total return                       (1.05)%**        (1.16)%**         1.83%**        (2.13)%**            4.49%**       (0.99)%**

  Note: If Agents of the Funds and the Agents of Asset Allocation Portfolios had
not   voluntarily   agreed  to  waive  a  portion   of  their   fees,   and  the
Sub-administrator  had not assumed expenses for the periods  indicated,  the net investment income per share and the ratios would have been as follows:

Net investment income
  (loss) per share                   $(2.171)         $(1.459)+++      $0.236           $0.292+++        $0.161          $0.201+++
RATIOS:
Expenses to average
  net assets (A)                      39.81%*          37.72%*          1.94%*           1.75%*           1.75%*          1.75%*
Net investment income to
  average net assets                (32.45)%*        (31.05)%*          4.10%*           2.79%*           2.97%*          1.98%*
====================================================================================================================================

(A) Includes allocated expenses for the periods indicated from the respective portfolios.
  * Annualized
 ** Not Annualized
++ The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments for the period ended due to the timing of sales of Fund shares in relation to fluctuating market value of the investments.
+++ The per share amounts were computed using a monthly average number of shares outstanding during the period.


See notes to financial statements

  CITISELECT FOLIO 400 GROWTH       CITISELECT FOLIO 500 GROWTH PLUS
            CLASS B                              CLASS B
--------------------------------------------------------------------------------
               FOR THE PERIOD                         FOR THE PERIOD
SIX MONTHS     JANUARY 4, 1999      SIX MONTHS       JANUARY 4, 1999
   ENDED         (COMMENCEMENT         ENDED         (COMMENCEMENT OF
APRIL 30, 2000   OF OPERATIONS)   APRIL 30, 2000        OPERATIONS)
 (Unaudited)   TO OCTOBER 31, 1999  (Unaudited)    TO OCTOBER 31, 1999
================================================================================
 $11.06             $11.05             $11.53             $11.28
================================================================================
  0.085              0.098+++           0.041              0.027+++

  0.599             (0.088)             0.885              0.223
--------------------------------------------------------------------------------
  0.684              0.010              0.926              0.250
--------------------------------------------------------------------------------

 (0.004)                --             (0.038)                --

 (1.200)                --             (1.068)                --
--------------------------------------------------------------------------------
 (1.204)                --             (1.106)                --
--------------------------------------------------------------------------------
 $10.54             $11.06             $11.35             $11.53
================================================================================

   $728               $797               $282               $314

  1.95%*             1.95%*             2.00%*             1.95%*


  1.50%*             0.80%*             0.38%*             0.10%*
  6.58%**            0.09%**            8.37%**            2.22%**







 $0.085             $0.098+++          $0.027             $0.021+++


  1.95%*             1.95%*             2.18%*             2.01%*

  1.50%*             0.80%*             0.20%*             0.04%*
================================================================================

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus (individually, the "Fund", or collectively, the "Funds") are each a separate series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus each invest all of their investable assets in some or all of the following:
Large Cap Growth Portfolio, Large Cap Value Portfolio, Small Cap Growth Portfolio, Small Cap Value Portfolio, International Portfolio, U.S. Fixed Income Portfolio, Foreign Bond Portfolio, and High Yield Bond Portfolio (the "Portfolios"). All Portfolios are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies and have multiple investors. These Portfolios are organized as trusts under the laws of the state of New York and are treated as partnerships for U.S. tax purposes. The Declarations of Trust permit the Trustees to issue beneficial interests in the respective Portfolios. The financial statements of the Portfolios, including the portfolio of investments (which are not part of the Funds' financial statements), may be obtained without charge, and further inquiries about the Portfolios may be made, by calling 1-800-625-4554.

   Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios and has hired Subadvisers for certain Portfolios. CFBDS, Inc. ("CFBDS") acts as each Fund's Sub-Administrator and Distributor.

   The Funds offer Class A and Class B shares. The Funds commenced their public offering of Class B shares on January 4, 1999 (except for CitiSelect 100 Income--on May 3, 1999). Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charges, pay a higher ongoing distribution fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Funds are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the assets of the Fund if the Funds were liquidated. Class A shares have lower expenses than Class B shares. For the six months ended April 30, 2000, CFBDS, acting as the distributor received $0, $3,996, $12,070, $22,116 and $16,076 from sales charges of Class A shares and $0, $756, $153, $1,505 and $409 in deferred sales charges from redemptions of Class B shares of CitiSelect 100 Income, CitiSelect 200 Conservative, CitiSelect 300 Balanced, CitiSelect 400 Growth and CitiSelect 500 Growth Plus, respectively.

   CitiSelect Folio 100 Income seeks to achieve as high a level of current income as is consistent with a dominant emphasis on fixed income securities and a small allocation to equity securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 200 Conservative seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on fixed income securities and a secondary emphasis on equity securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 300 Balanced seeks to achieve its investment objective of as high a total return over time as is consistent with a balanced emphasis on equity and fixed income securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 400 Growth seeks to achieve its investment objective of as high a total return over time as is consistent with a primary emphasis on equity securities, and a secondary emphasis on fixed income securities by investing all of its investable assets in the Portfolios.

   CitiSelect Folio 500 Growth Plus seeks to achieve its investment objective of as high a total return over time as is consistent with a dominant emphasis on equity securities and a small allocation to fixed income securities by investing all of its investable assets in the Portfolios.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Funds are as follows:

   A. INVESTMENT VALUATION Each Fund's net asset value will fluctuate based on changes in the values of the underlying Portfolios' securities. The values of each Fund's beneficial interest in its Portfolios are determined by multiplying the net asset value of a Portfolio by a Fund's percentage of the aggregate beneficial interest in that Portfolio for that day. This proportionate percentage of interest in a Portfolio, including the effects of the prior day's contributions and withdrawals, is then applied to determine the value of each Fund's interest in a Portfolio as of the close of regular trading on the New York Stock Exchange on each business day.

   Portfolios' investments are valued primarily on the basis of market quotations, or if market quotations are not available, by a method believed to accurately reflect fair value. An equity security that is primarily traded on a U.S. or foreign exchange (including securities traded through the NASDAQ national market system) is valued at the last sale price on that exchange or, if there were no sales during the day (or for unlisted securities not reported on the NASDAQ system), at the quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Bonds, foreign bonds and other fixed income securities (other than short term securities maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services authorized by the Board of Trustees, which utilize market quotations and transactions, quotations from dealers and various relationships among securities in deter-

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

mining value. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INVESTMENT INCOME Each Fund earns income, net of Portfolio expenses, daily based on its investment in each Portfolio. Additionally, each Fund reclaims its pro rata portion of recoverable foreign taxes.

   C. FEDERAL TAXES The Funds' policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 1999, CitiSelect Folio 100, for federal income tax purposes, had a capital loss carryover of $2,623 which will expire on October 31, 2007.

   D. EXPENSES Each Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund. A Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in that Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on the ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to each Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

   F. OTHER All the realized and unrealized gain and loss of the Portfolios are allocated pro rata, based on respective ownership interests, among the Funds and the other investors in each Portfolio at the time of such determination.

2. MANAGEMENT FEES Citibank is responsible for overall management of each Fund's business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank from time to time as agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   For the services of Citibank under the Management Agreements which covers the Funds and respective Portfolios and the services of the Subadvisers, the Funds and respective Portfolios pay an aggregate fee, which is accrued daily and paid monthly, of 0.75% (0.50% for CitiSelect 100 Income) of the average daily net assets on an annualized basis for the current fiscal year. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

   The management fees paid to Citibank for CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelect Folio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus for the six months ended April 30, 2000 amounted to $141 (all of which was voluntarily waived), $80,616 (of which $73,956 was voluntarily waived), $101,017 (none was waived), $66,703 (none was waived) and $14,487 (all of which were voluntarily waived), respectively.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Funds maintain separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended. Under the Class A Service Plan, the Funds may pay monthly fees at an annual rate not to exceed 0.50% of the average daily net assets represented by Class A shares of the Funds. The Service fees for Class A shares of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelectFolio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus amounted to $711, $187,496, $332,192, $372,744 and $156,582, respectively, for the six months ended April 30, 2000. Under the Class B Service Plan, the Funds may pay a combined monthly distribution and service fee at an annual rate not to exceed 0.75% of the average daily net assets represented by Class B shares of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative and CitiSelect Folio 300 Balanced and 1.00% of the average daily net assets represented by Class B shares of CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus. TheService fees for Class B shares of CitiSelect Folio 100 Income, CitiSelect Folio 200 Conservative, CitiSelectFolio 300 Balanced, CitiSelect Folio 400 Growth and CitiSelect Folio 500 Growth Plus amounted to $643, $2,808, $3,370, $3,871 and $1,553, respectively, for the six months ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Funds, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Funds may make payments to the Distributor and others for providing personal service or the maintenance of shareholder accounts.

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  INVESTMENT   TRANSACTIONS   Contributions  and  withdrawals  in  the  Funds'
investment in the Portfolios for the six months ended April 30, 2000 were as follows:
                                          CONTRIBUTIONS    WITHDRAWALS
================================================================================
CitiSelect Folio 100 Income                $   93,774      $   190,922
CitiSelect Folio 200 Conservative          $  488,143      $40,837,454
CitiSelect Folio 300 Balanced              $2,404,290      $70,900,423
CitiSelect Folio 400 Growth                $2,207,864      $80,091,729
CitiSelect Folio 500 Growth Plus           $1,586,485      $34,167,199

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:


CITISELECT FOLIO 100 INCOME
--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000          PERIOD ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS A
  Shares sold                                     --                  35,027
  Shares reinvested                              913                     480
  Shares repurchased                         (11,871)                 (2,229)
--------------------------------------------------------------------------------
  Net increase (decrease)                    (10,958)                 33,278
================================================================================
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000          PERIOD ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS B
  Shares sold                                     --                  30,273
  Shares reinvested                              521                     395
  Shares repurchased                          (5,024)                (10,249)
--------------------------------------------------------------------------------
  Net increase (decrease)                     (4,503)                 20,419
================================================================================
CITISELECT FOLIO 200 CONSERVATIVE
--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000           YEAR ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS A
  Shares sold                                 10,549               1,228,419
  Shares reinvested                          437,461               1,335,448
  Shares repurchased                      (3,739,774)            (11,810,906)
--------------------------------------------------------------------------------
  Net decrease                            (3,291,764)             (9,247,039)
================================================================================
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000          PERIOD ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS B
  Shares sold                                  1,839                  90,155
  Shares reinvested                            3,679                   1,301
  Shares repurchased                         (23,968)                (10,356)
--------------------------------------------------------------------------------
  Net increase (decrease)                    (18,450)                 81,100
================================================================================
CITISELECT FOLIO 300 BALANCED
--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000           YEAR ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS A
  Shares sold                                130,516                 905,284
  Shares reinvested                        1,201,397               2,859,378
  Shares repurchased                      (6,452,821)            (18,321,523)
--------------------------------------------------------------------------------
  Net decrease                            (5,120,908)            (14,556,861)
================================================================================

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                        SIX MONTHS ENDED
                                         APRIL 30, 2000          PERIOD ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS B
  Shares sold                                    759                  87,722
  Shares reinvested                            7,013                     809
  Shares repurchased                          (9,769)                 (2,372)
--------------------------------------------------------------------------------
  Net increase (decrease)                     (1,997)                 86,159
================================================================================
CITISELECT FOLIO 400 GROWTH
--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000           YEAR ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================

  CLASS A
  Shares sold                                 89,628                 786,829
  Shares reinvested                        1,682,498               3,400,461
  Shares repurchased                      (7,166,268)            (23,777,463)
--------------------------------------------------------------------------------
  Net decrease                            (5,394,142)            (19,590,173)
================================================================================

                                        SIX MONTHS ENDED
                                         APRIL 30, 2000          PERIOD ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS B
  Shares sold                                  3,154                  84,676
  Shares reinvested                            6,667                      --
  Shares repurchased                         (12,889)                (12,573)
--------------------------------------------------------------------------------
  Net increase (decrease)                     (3,068)                 72,103
================================================================================

CitiSelect Folio 500 Growth Plus
--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED
                                         APRIL 30, 2000           YEAR ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS A
  Shares sold                                 79,040                 393,517
  Shares reinvested                          563,258                 884,444
  Shares repurchased                      (2,874,507)             (9,445,712)
--------------------------------------------------------------------------------
  Net decrease                            (2,232,209)             (8,167,751)
================================================================================

                                        SIX MONTHS ENDED
                                         APRIL 30, 2000          PERIOD ENDED
                                           (Unaudited)         OCTOBER 31, 1999
================================================================================
  CLASS B
  Shares sold                                  1,698                  32,179
  Shares reinvested                            2,557                      --
  Shares repurchased                          (6,676)                 (4,915)
--------------------------------------------------------------------------------
  Net increase (decrease)                     (2,421)                 27,264
================================================================================

6. Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 100 Income for the six months ended April 30, 2000 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                  PORTFOLIO
                                                                   INTEREST                DIVIDENDS              EXPENSES
============================================================================================================================
Large Cap Growth Portfolio                                              $ 12                   $ 72                 $  (71)
Large Cap Value Portfolio                                                  1                    244                    (83)
High Yield Portfolio                                                   5,074                     --                   (324)
U.S. Fixed Income Portfolio                                           11,204                    185                   (645)
----------------------------------------------------------------------------------------------------------------------------
  Total                                                              $16,291                   $501                $(1,123)
============================================================================================================================

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


                                                                                                         PERIOD ENDED PERCENTAGE
                                                                       REALIZED               UNREALIZED         OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)      OF THE PORTFOLIO
================================================================================================================================
Large Cap Growth Portfolio                                              $  1,723                  $ 232                    --%
Large Cap Value Portfolio                                                    215                 (1,161)                   --
High Yield Portfolio                                                      (6,091)                (1,203)                  0.2%
U.S. Fixed Income Portfolio                                              (13,008)                 2,681                   0.1%
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                                $(17,161)                 $ 549
================================================================================================================================

Pertinent details as to various amounts allocated from each Portfolio to CitiSelect Folio 200 Conservative for the six months ended April 30, 2000 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
=================================================================================================================================
Large Cap Growth Portfolio                                            $    2,528             $   15,590             $  (15,323)
Large Cap Value Portfolio                                                    321                 63,789                (21,797)
Small Cap Growth Portfolio                                                 3,295                  3,817                (15,701)
Small Cap Value Portfolio                                                  1,124                 26,760                (16,158)
International Portfolio                                                    3,868                 49,197                (21,598)
Foreign Bond Portfolio                                                   207,502                     --                (29,222)
High Yield Portfolio                                                     849,947                     --                (54,200)
U.S. Fixed Income Portfolio                                            1,040,735                 17,412                (60,019)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $2,109,320             $  176,565             $ (234,018)
=================================================================================================================================
                                                                                                         PERIOD ENDED PERCENTAGE
                                                                       REALIZED               UNREALIZED         OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)      OF THE PORTFOLIO
=================================================================================================================================
Large Cap Growth Portfolio                                            $  383,922             $  107,085                   0.6%
Large Cap Value Portfolio                                                 62,797               (276,150)                  2.6%
Small Cap Growth Portfolio                                             1,551,211                (92,156)                  3.2%
Small Cap Value Portfolio                                                (76,610)               280,672                   5.0%
International Portfolio                                                  227,782                 79,480                   5.2%
Foreign Bond Portfolio                                                  (127,408)                65,518                  18.0%
High Yield Portfolio                                                    (988,317)              (230,836)                 23.8%
U.S. Fixed Income Portfolio                                           (1,174,599)               313,779                  11.4%
Foreign Tax Reclaim                                                         (199)                (5,607)                    --
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $ (141,421)            $  241,785
================================================================================================================================

Pertinent  details  as to  various  amounts  allocated  from each  Portfolio  to
CitiSelect  Folio 300 Balanced for the six months ended April 30, 2000 are noted
below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and  realized  gains and  losses are  determined  on the identified cost basis.
                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
=================================================================================================================================
Large Cap Growth Portfolio                                            $    6,105             $   37,216             $ (36,697)
Large Cap Value Portfolio                                                    750                150,544               (51,419)
Small Cap Growth Portfolio                                                11,877                 13,387               (56,014)
Small Cap Value Portfolio                                                  3,979                 94,486               (57,040)
International Portfolio                                                   13,504                166,357               (73,992)
Foreign Bond Portfolio                                                   357,725                     --               (50,307)
High Yield Portfolio                                                   1,130,170                     --               (72,053)
U.S. Fixed Income Portfolio                                            1,147,694                 19,340               (66,173)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $2,671,804             $  481,330             $(463,695)
================================================================================================================================

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

                                                                                                         PERIOD ENDED PERCENTAGE
                                                                       REALIZED               UNREALIZED      OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)   OF THE PORTFOLIO
================================================================================================================================

Large Cap Growth Portfolio                                           $   907,548             $  223,252                   1.4%
Large Cap Value Portfolio                                                140,823               (653,584)                  5.6%
Small Cap Growth Portfolio                                             5,491,108               (402,527)                 12.0%
Small Cap Value Portfolio                                               (281,134)               969,018                  20.9%
International Portfolio                                                  794,500                233,669                  16.9%
Foreign Bond Portfolio                                                  (189,661)                86,017                  31.9%
High Yield Portfolio                                                  (1,328,287)              (310,865)                 31.7%
U.S. Fixed Income Portfolio                                           (1,302,212)               359,575                  12.4%
Foreign Tax Reclaim                                                         (651)               (18,962)                    --
--------------------------------------------------------------------------------------------------------------------------------
  Total                                                              $ 4,232,034            $   485,593
================================================================================================================================

Pertinent  details  as to  various  amounts  allocated  from each  Portfolio  to
CitiSelect  Folio 400 Growth for the six months  ended  April 30, 2000 are noted
below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and  realized  gains and  losses are  determined  on the identified cost basis.
                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
================================================================================================================================
Large Cap Growth Portfolio                                            $    8,562               $ 52,498             $ (51,898)
Large Cap Value Portfolio                                                  1,061                213,396               (73,165)
Small Cap Growth Portfolio                                                16,339                 18,701               (77,808)
Small Cap Value Portfolio                                                  5,602                132,959               (80,416)
International Portfolio                                                   28,617                353,070              (157,545)
Foreign Bond Portfolio                                                   388,903                     --               (54,745)
High Yield Portfolio                                                     844,097                     --               (53,808)
U.S. Fixed Income Portfolio                                              504,301                  8,477               (29,075)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                              $1,797,482               $779,101             $(578,460)
================================================================================================================================
                                                                                                         PERIOD ENDED PERCENTAGE
                                                                       REALIZED               UNREALIZED      OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)   OF THE PORTFOLIO
================================================================================================================================
Large Cap Growth Portfolio                                            $1,274,794             $  313,606                   2.0%
Large Cap Value Portfolio                                                220,754               (884,804)                  8.0%
Small Cap Growth Portfolio                                             7,700,522               (533,496)                 16.1%
Small Cap Value Portfolio                                               (399,209)             1,403,221                  30.2%
International Portfolio                                                1,687,645                522,121                  36.0%
Foreign Bond Portfolio                                                  (212,839)                99,243                  36.8%
High Yield Portfolio                                                    (984,847)              (234,863)                 24.2%
U.S. Fixed Income Portfolio                                             (572,661)               153,114                   5.6%
Foreign Tax Reclaim                                                       (1,738)               (46,714)                    --
--------------------------------------------------------------------------------------------------------------------------------
  Total                                                               $8,712,421             $  791,428
================================================================================================================================

Pertinent  details  as to  various  amounts  allocated  from each  Portfolio  to
CitiSelect  Folio 500 Growth  Plus for the six months  ended  April 30, 2000 are noted  below.  With  respect  to the  Portfolios,  investment  transactions  are accounted  for on the  trade  date  basis and  realized  gains  and  losses  are determined on the identified cost basis.
                                                                                                                      PORTFOLIO
                                                                       INTEREST                DIVIDENDS              EXPENSES
================================================================================================================================
Large Cap Growth Portfolio                                             $   4,269               $ 26,077            $  (25,842)
Large Cap Value Portfolio                                                    538                108,183               (37,150)
Small Cap Growth Portfolio                                                 8,294                  9,387               (39,332)
Small Cap Value Portfolio                                                  2,831                 67,037               (40,586)
International Portfolio                                                   18,020                220,941               (98,590)
High Yield Portfolio                                                     178,236                     --               (11,359)
U.S. Fixed Income Portfolio                                               96,012                  1,625                (5,536)
--------------------------------------------------------------------------------------------------------------------------------
   Total                                                                $308,200               $433,250             $(258,395)
================================================================================================================================

CITISELECT PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

                                                                                                         PERIOD ENDED PERCENTAGE
                                                                       REALIZED               UNREALIZED      OF OWNERSHIP
                                                                      GAIN (LOSS)             GAIN (LOSS)   OF THE PORTFOLIO
================================================================================================================================
Large Cap Growth Portfolio                                            $  634,956               $155,408                   1.0%
Large Cap Value Portfolio                                                113,149               (445,113)                  3.8%
Small Cap Growth Portfolio                                             3,868,940               (305,415)                  8.3%
Small Cap Value Portfolio                                               (209,579)               699,804                  16.0%
International Portfolio                                                1,056,768                319,643                  22.4%
High Yield Portfolio                                                    (207,752)               (50,367)                  5.2%
U.S. Fixed Income Portfolio                                             (109,423)                26,946                   1.1%
Foreign Tax Reclaim                                                       (1,004)               (28,422)                    --
--------------------------------------------------------------------------------------------------------------------------------
  Total                                                               $5,146,055               $372,484
================================================================================================================================

7. ASSUMPTION OF EXPENSES CFBDS, as Sub-Administrator has voluntarily agreed to pay a portion of the unwaived expenses of certain Funds for the six months ended April 30, 2000, which amounted to $93,214 for CitiSelect Folio 100 Income and $40,888 for CitiSelect Folio 500 Growth Plus.

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., CHAIRMAN
Philip W. Coolidge*, PRESIDENT
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF SUB-ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF INVESTMENT MANAGER
***TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th floor
Boston, MA 02109

TRANSFER  AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110





This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.

(C)2000 Citicorp        [Recycle logo] Printed on recycled paper         CSS/400

CITIFUNDS(SM)


BALANCED
PORTFOLIO

SEMI-ANNUAL REPORT
APRIL 30, 2000


--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Our Shareholders                                                     1
--------------------------------------------------------------------------------
Portfolio Environment and Outlook                                              2
--------------------------------------------------------------------------------
Fund Facts                                                                     4
--------------------------------------------------------------------------------
Portfolio Highlights                                                           5
--------------------------------------------------------------------------------
Fund Performance                                                               6
--------------------------------------------------------------------------------
Statement of Assets and Liabilities                                            7
--------------------------------------------------------------------------------
Statement of Operations                                                        8
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             9
--------------------------------------------------------------------------------
Financial Highlights                                                          10
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 12
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS



Dear CitiFunds Shareholder:

   During the six months ended April 30, 2000, the U.S. stock and bond markets were characterized by historic levels of volatility, leaving many investors with no clear indication of the future direction of the financial markets. Despite the ongoing strength and expansion of the U.S. and global economies, concerns regarding inflation and rising interest rates led to wide fluctuations in stock prices and turbulence in the bond market.

   In this environment, the CitiFunds' investment adviser, Citibank, N.A., continued to manage CitiFundsSM Balanced Portfolio with the goal of achieving its investment objectives which are to provide high current income by investing in a broad range of securities, to preserve capital, and to provide growth potential with reduced risk.

   This report reviews the Fund's investment activities and performance during the reporting period and provides a summary of Citibank's perspective on and outlook for the U.S. stock and bond markets. Thank you for your continued confidence and participation during these challenging times.


Sincerely,


/s/ PHILIP W. COOLIDGE
-----------------------
Philip W. Coolidge
President
May 15, 2000

PORTFOLIO ENVIRONMENT AND OUTLOOK

   BOTH STOCKS AND BONDS WERE ADVERSELY AFFECTED OVER THE PAST SIX MONTHS by the growing investor uncertainty about persistently strong economic growth, rising inflation fears and a more restrictive Federal Reserve Board (the "Fed") monetary policy in the United States. The U.S. economy continued its record growth rate, with Gross Domestic Product ("GDP") rising 7.3% during the fourth quarter of 1999 and an estimated 5.4% during the first quarter of 2000. This high level of economic growth caused concern among many investors regarding inflation. In an attempt to forestall a potential reacceleration of inflation, the Fed raised interest rates by 75 basis points (0.75%) during the reporting period.

   HIGHER INTEREST RATES CAUSED MOST SECTORS OF THE U.S. BOND MARKET TO DECLINE. Many bonds were also affected by changing supply-and-demand influences, including the federal government's announcement that it intends to buy back roughly $30 billion of long-term U.S. Treasury bonds. This created an unusual condition in the bond market called an inverted yield curve. An inverted yield curve represents an occurrence whereby longer-term bonds offer lower yields than short-term bonds. In addition, the increased volatility of the stock market created a "flight to quality" among many risk-averse investors, causing the yield differences, or spreads, between high-quality and lower-quality bonds to widen.

   DURING THE REPORTING PERIOD, THE U.S. STOCK MARKET WAS CHARACTERIZED BY RECORD LEVELS OF VOLATILITY. Throughout 1999, especially during November and December, value stocks (i.e., stocks that are inexpensive compared to other companies with similar earnings or assets) were virtually ignored by investors. In contrast, growth stocks (i.e., stocks issued by companies with the potential for faster-than-average growth within their industries) rose as many investors appeared willing to pay virtually any price for young and, what the Fund's management regards as speculative, technology companies. However, investor sentiment shifted dramatically during the first quarter of 2000. Investors, reacting to the potential threat of inflation, began to reassess the valuations assigned to many companies.

   As such, many large cap stocks fell sharply in January and February before recovering in early March. Between mid-March and the end of April, however, the market experienced a substantial correction. The tech-laden NASDAQ Composite Index* fell by more than 35% from its high, including a single-day drop of 10% on April 14, 2000. Shares of "blue chip" companies declined less severely, with the Standard & Poor's 500 Index** returning 7.18% during the same time period. Some value-oriented stocks gained ground amid renewed investor interest.

 * The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.
** The Standard & Poor's 500 Index ("S&P 500") is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance.

   DUE TO THE CONTINUING MARKET CHANGES, THE FUND'S MANAGERS REDUCED THE AVERAGE DURATION OF THE BOND PORTION OF THE PORTFOLIO TO A LEVEL THAT WAS MODESTLY SHORTER THAN THE AVERAGES. (Average duration is a measure of sensitivity to changing interest rates.) The bond portfolio's average duration was reduced to enable management to respond more quickly to investment opportunities when and if they became available. In addition, the Fund's managers maintained an emphasis on high-quality corporate bonds, mortgage-backed securities and asset-backed securities. In their view, these fixed-income securities offered the most competitive values during the period. Of course, there are no guarantees that management's expectations will come true.

   THE PORTFOLIO'S EQUITY MANAGERS FOLLOW A SPECIFIC DISCIPLINE THAT REQUIRES THAT A COMPANY HAVE A TRACK RECORD OF PROFITABILITY TO BE CONSIDERED FOR PURCHASE, AND THE TEAM AVOIDS SPECULATIVE COMPANIES WITHOUT PROFITS, WHICH INCLUDES MOST INTERNET STOCKS. Instead, the managers continued to focus on large-cap, multinational companies that they believed had high-quality businesses that were not reflected in their stock prices, and were likely to provide improving earnings. The managers identified such opportunities in well-established, "Old Economy" companies that were, in their view, aggressively adopting the technologies needed to expand their businesses.

   The managers expect the emergence of online markets for chemicals, industrial goods and other commodity-like products to particularly benefit companies in the basic materials and capital goods sectors going forward. Although the prospects of the Portfolio's basic materials and capital holdings have not yet been reflected in their stock prices, the Fund positively benefited from competitive results achieved by other industry groups, including natural gas producers, money-center banks and brokerage firms.

   In the financial services sector, the Fund's managers focused primarily on businesses with coherent strategies for targeting "New Economy" industries.
These companies include financial institutions that provide capital to fast-growing technology, media and communications companies.

   ALTHOUGH NO ASSURANCES CAN BE MADE, THE FUND'S MANAGEMENT TEAM CONTINUES TO BELIEVE THAT STRENGTHENING GLOBAL DEMAND ULTIMATELY SHOULD BENEFIT THE PORTFOLIO'S STOCK HOLDINGS. Furthermore, in management's view, the recent correction of technology stocks may be evidence that many investors are returning to a more rational approach to investing where financial fundamentals and valuations really matter. While there is no way to predict whether this encouraging development will persist, management believes that this new trend may be positive for certain value-oriented stocks.

FUND FACTS

FUND OBJECTIVE
To provide high current income by investing in a broad range of securities, to preserve capital and to provide growth potential with reduced risk.

DIVIDENDS                                CAPITAL GAINS
Paid quarterly, if any                   Distributed semi-annually, if any


INVESTMENT MANAGER                       PORTFOLIO SUBADVISER
U.S. Fixed Income Portfolio              Large Cap Value Portfolio
Citibank, N.A.                           SSB Citi Fund Management LLC

COMMENCEMENT OF OPERATIONS               BENCHMARKS
October 19, 1990                         o Lipper Balanced Funds Average*
                                         o Standard & Poor's Barra Value
NET ASSETS AS OF 4/30/00                   Index**
Class A shares $178.6 million            o Lehman Brothers Aggregate Bond
Class B shares $1.8 million                Index***


  * The Lipper Balanced Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
 ** The Standard & Poor's Barra Value Index is an index of U.S. common stocks and is used as a gauge of general U.S. stock market performance. The S&P Barra Value Index represents the value of stocks in the S&P500.
*** The Lehman Brothers Aggregate Bond Index is a broad measure of the performance of taxable bonds in the U.S. market, with maturities of at least one year.

PORTFOLIO HIGHLIGHTS
================================================================================


TOP FIVE SECURITIES (STOCKS)

LARGE CAP VALUE PORTFOLIO

COMPANY                                    SECTOR               % OF NET ASSETS

Exxon Corp.                                Energy                    3.56%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                       Consumer Staples          3.41%
--------------------------------------------------------------------------------
Marsh & McLennan Co., Inc.                 Finance                   3.38%
--------------------------------------------------------------------------------
Williams Co., Inc.                         Utilities                 3.31%
--------------------------------------------------------------------------------
PepsiCo, Inc.                              Consumer Staples          3.31%
--------------------------------------------------------------------------------






DOMESTIC FIXED INCOME

U.S. FIXED INCOME PORTFOLIO

INSTRUMENTS                                                     % OF NET ASSETS

Mortgage and Asset Backed Securities                                  64.6%
--------------------------------------------------------------------------------
Corporate Bonds                                                       28.0%
--------------------------------------------------------------------------------
U.S. Treasury Issues                                                  14.7%
--------------------------------------------------------------------------------
Preferred Stock                                                        1.5%
--------------------------------------------------------------------------------
Short-Term and Other Assets                                          (8.8)%
--------------------------------------------------------------------------------

FUND PERFORMANCE
TOTAL RETURNS

                                                                          SINCE
                                        SIX                 FIVE        10/19/90
ALL PERIODS ENDED APRIL 30, 2000      MONTHS**     1 YEAR   YEARS*     INCEPTION*
==================================================================================
CitiFunds Balanced Portfolio (Class A)
 without sales charge                  (1.01)%     (4.00)%  10.41%        11.22%
Lipper Balanced Funds Average           5.35%       5.23%   14.49%        13.11%+
S&P Barra Value Index                   2.70%       0.46%   19.81%        18.13%+
Lehman Brothers Aggregate Bond Index    1.41%       1.26%    6.79%         7.77%+
CitiFunds Balanced Portfolio (Class A)
 with a maximum sales charge of 5.00%  (5.96)%     (8.80)%   9.28%        10.63%
CitiFunds Balanced Portfolio (Class B)
 without deferred sales charge         (1.42)%     (4.72)%    --           1.15%#
Lipper Balanced Funds Average           5.35%       5.23%     --           6.90%++
S&P Barra Value Index                   2.70%       0.46%     --           9.04%++
Lehman Brothers Aggregate Bond Index    1.41%       1.26%     --           0.80%++
CitiFunds Balanced Portfolio (Class B)
 with a maximum deferred
 sales charge of 5.00%                 (6.35)%     (9.48)%    --          (2.70)%#

 * Average Annual Total Return
** Not Annualized
 + From 10/31/90
++ From 12/31/98
 # Commencement of Operations 1/4/99

GROWTH OF
$10,000 INVESTMENT

A $10,000 investment
in the Fund made on 10/31/90 would have grown to $26,197 with sales charge (as of 4/30/00). The graph shows how the Fund compares to its benchmarks for the same period.

[The following represents a chart in the printed piece.]
                Citifunds     Lipper       S&P BARA      Lehman Brothers
                Balanced     Balanced     Value Index       Aggregate
                Portfolio   Funds Average (unmanaged) Bond Index (Unmanaged)
10/19/90         9500
10/31/90         9334         10000         10000            10000
11/30/90         9851         10435         10683            10215
12/31/90         10079        10677         10924            10374
1/31/91          10550        11034         11441            10503
2/28/91          11090        11521         12187            10592
3/31/91          11225        11725         12298            10665
4/30/91          11235        11753         12395            10781
5/31/91          11650        12099         12986            10843
6/30/91          11245        11726         12341            10838
7/31/91          11783        12122         12831            10988
8/31/91          12242        12434         13017            11226
9/30/91          12077        12450         12880            11454
10/31/91         12298        12633         13068            11581
11/30/91         12087        12354         12339            11687
12/31/91         13064        13358         13389            12034
1/31/92          12821        13242         13389            11871
2/29/92          13013        13401         13661            11948
3/31/92          12853        13203         13447            11881
4/30/92          12904        13323         14103            11966
5/31/92          12975        13462         14142            12192
6/30/92          12746        13317         14026            12360
7/31/92          13175        13714         14533            12612
8/31/92          12981        13584         14111            12740
9/30/92          13214        13755         14266            12891
10/31/92         13409        13756         14152            12720
11/30/92         13840        14096         14536            12723
12/31/92         13955        14357         14799            12925
1/31/93          14058        14551         15207            13173
2/28/93          14038        14647         15732            13403
3/31/93          14523        14922         16166            13460
4/30/93          14337        14738         16102            13553
5/31/93          14565        14980         16403            13570
6/30/93          14560        15148         16619            13816
7/31/93          14446        15172         16825            13894
8/31/93          14904        15630         17485            14138
9/30/93          14893        15683         17478            14177
10/31/93         15019        15824         17572            14230
11/30/93         14862        15593         17258            14109
12/31/93         15139        15869         17551            14185
1/31/94          15468        16255         18369            14377
2/28/94          15160        15936         17704            14127
3/31/94          14582        15350         16976            13779
4/30/94          14668        15379         17334            13669
5/31/94          14860        15451         17622            13667
6/30/94          14518        15168         17134            13637
7/31/94          14917        15511         17713            13907
8/31/94          15219        15908         18214            13925
9/30/94          14810        15620         17573            13720
10/31/94         15027        15712         17956            13707
11/30/94         14658        15325         17229            13677
12/31/94         14827        15454         17441            13772
1/31/95          15013        15646         17914            14044
2/28/95          15485        16117         18609            14378
3/31/95          15771        16393         19122            14466
4/30/95          15970        16693         19752            14668
5/31/95          16578        17231         20630            15236
6/30/95          16743        17553         20787            15348
7/31/95          16954        17957         21504            15313
8/31/95          16943        18111         21687            15498
9/30/95          17321        18515         22442            15649
10/31/95         17344        18471         22092            15852
11/30/95         17948        19036         23249            16090
12/31/95         18187        19295         23893            16316
1/31/96          18500        19642         24608            16424
2/29/96          18326        19713         24839            16139
3/31/96          18372        19790         25420            16026
4/30/96          18361        19996         25680            15936
5/31/96          18535        20242         26068            15904
6/30/96          18759        20262         25942            16118
7/31/96          18231        19709         24848            16162
8/31/96          18430        20068         25533            16135
9/30/96          19124        20811         26626            16416
10/31/96         19289        21198         27529            16779
11/30/96         19974        22146         29635            17067
12/31/96         19567        21913         29149            16908
1/31/97          20206        22513         30493            16960
2/28/97          20144        22540         30715            17002
3/31/97          19427        21913         29665            16813
4/30/97          20485        22511         30777            17065
5/31/97          21115        23465         32707            17227
6/30/97          21824        24148         33956            17431
7/31/97          22959        25500         36673            17901
8/31/97          21864        24834         35015            17748
9/30/97          22632        25765         37067            18010
10/31/97         22540        25322         35703            18272
11/30/97         23341        25697         37063            18356
12/31/97         23647        26034         37886            18540
1/31/98          23947        26195         37420            18778
2/28/98          24786        27274         40227            18764
3/31/98          25807        28040         42266            18829
4/30/98          25883        28219         42765            18927
5/31/98          25416        27934         42162            19107
6/30/98          25503        28350         42482            19269
7/31/98          24741        27933         41560            19310
8/31/98          22550        25486         34877            19624
9/30/98          23308        26521         36998            20083
10/31/98         24450        27571         39876            19977
11/30/98         24919        28553         41954            20091
12/31/98         25498        29515         43427            20151
1/31/99          26053        29975         44304            20294
2/28/99          25463        29157         43350            19939
3/31/99          25937        29816         44664            20048
4/30/99          27288        30758         48515            20159
5/31/99          27252        30346         47658            19981
6/30/99          27617        31141         49488            19917
7/31/99          26944        30571         47966            19832
8/31/99          26363        30174         46743            19822
9/30/99          25859        29776         44916            20052
10/31/99         26465        30616         47451            20126
11/30/99         26189        31017         47173            20124
12/31/99         26122        32010         48945            20027
1/31/00          25900        31136         47388            19961
2/29/00          24829        31152         44427            20203
3/31/00          26687        32844         49059            20469
4/30/00          26197        32256         48731            20410

The graph includes the initial sales charge on the Fund (no comparable charge exists for the indices) and assumes all dividends and distributions are reinvested at Net Asset Value.

Note: All Fund performance numbers represent past performance, and are no guarantee of future results. The Fund's share price and investment return will fluctuate, so that the value of an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns include change in share price and reinvestment of dividends and distributions, if any. Total return figures are provided in accordance with SEC guidelines for comparative purposes for prospective investors and reflect certain voluntary fee waivers which may be terminated at any time. If the waivers were not in place, the Fund's return would have been lower. The maximum sales charge of 5.00% went into effect on January 4, 1999. Investors may not invest directly in an index.

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2000 (Unaudited)
================================================================================

ASSETS:
Investment in, at value:
   Large Cap Value Portfolio                                      $100,075,754
   U.S Fixed Income Portfolio                                       80,914,701
--------------------------------------------------------------------------------
Total Investments (Note 1A)                                        180,990,455
Receivable for shares of beneficial interest sold                        2,266
Other receivables                                                       31,734
--------------------------------------------------------------------------------
   Total assets                                                    181,024,455
--------------------------------------------------------------------------------
LIABILITIES:
Payable for shares of beneficial interest repurchased                  521,438
Accrued expenses and other liabilities                                 135,563
--------------------------------------------------------------------------------
   Total liabilities                                                   657,001
--------------------------------------------------------------------------------
NET ASSETS                                                        $180,367,454
================================================================================
NET ASSETS CONSIST OF:
Paid-in capital                                                   $186,784,631
Unrealized depreciation                                             (4,421,185)
Accumulated net realized loss                                       (2,710,559)
Undistributed net investment income                                    714,567
--------------------------------------------------------------------------------
   Total                                                          $180,367,454
================================================================================
COMPUTATION OF
CLASS A SHARES:
Net Asset Value per share ($178,614,608/13,899,397 shares outstanding   $12.85
Offering Price per share ($12.85/0.95)                                  $13.53*
================================================================================
CLASS B SHARES:
Net Asset Value per share and offering price
  ($1,752,846/135,786 shares outstanding)                               $12.91**
================================================================================

  * Based upon single purchases of less than $25,000.
 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 6):
Interest Income                             $ 3,081,192
Dividend Income (net of foreign
  withholding tax of $3,765)                  1,224,912
Allocated Expenses                             (584,668)
--------------------------------------------------------------------------------
                                                                      3,721,436
--------------------------------------------------------------------------------
EXPENSES
Management fees (Note 2)                        206,077
Service fees Class A (Note 3)                   242,994
Service fees Class B (Note 3)                     9,578
Legal fees                                       43,282
Shareholder reports                              38,233
Custody and fund accounting fees                 13,623
Transfer agent fees                              13,175
Audit fees                                       13,175
Trustee fees                                      7,913
Other                                            41,448
--------------------------------------------------------------------------------
   Total expenses                               629,498
Less aggregate amount waived by
   the Manager (Note 2)                        (206,077)
--------------------------------------------------------------------------------
   Net expenses                                                         423,421
--------------------------------------------------------------------------------
Net investment income                                                 3,298,015
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
GAIN (LOSS) (Note 6):
Net realized loss                            (2,077,505)
Unrealized depreciation on investments       (3,857,520)
--------------------------------------------------------------------------------
   Net realized and unrealized loss                                  (5,935,025)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                       $ (2,637,010)
================================================================================
See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


                                     SIX MONTHS      TEN MONTHS         YEAR
                                        ENDED           ENDED           ENDED
                                   APRIL 30, 2000 OCTOBER 31, 1999  DECEMBER 31,
                                     (Unaudited)      (Note 1G)         1998
================================================================================
INCREASE (DECREASE) IN
NET ASSETS FROM:
OPERATIONS:
Net investment income                $ 3,298,015      $ 5,357,423   $ 6,041,370
Net realized gain (loss)              (2,077,505)      17,693,990    26,888,409
Unrealized appreciation
  (depreciation) on investments       (3,857,520)     (13,913,368)  (15,478,163)
--------------------------------------------------------------------------------
Net increase (decrease) in net
  assets resulting from operations    (2,637,010)       9,138,045    17,451,616
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income (Class A)       (3,289,710)      (5,213,004)   (5,439,336)
Net investment income (Class B)          (16,279)         (30,009)           --
Net realized gain     (Class A)      (16,917,007)        (348,563)  (34,018,101)
Net realized gain     (Class B)         (166,586)          (3,267)           --
--------------------------------------------------------------------------------
Decrease in net assets
  from distributions
  to shareholders                    (20,389,582)      (5,594,843)  (39,457,437)
--------------------------------------------------------------------------------
TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST (Note 5):
CLASS A
Net proceeds from sale of shares         489,307        6,618,624    23,637,486
Net asset value of shares issued
  to shareholders from
  reinvestment of distributions       20,193,832        5,561,567    39,433,879
Cost of shares repurchased           (34,733,667)     (36,653,939)  (31,497,141)
--------------------------------------------------------------------------------
  Total Class A                      (14,050,528)     (24,473,748)   31,574,224
--------------------------------------------------------------------------------
CLASS B*
Net proceeds from sale of shares         174,021        2,678,077            --
Net asset value of shares issued to
  shareholders from reinvestment
  of distributions                       167,102           33,276            --
Cost of shares repurchased              (409,135)        (627,087)           --
--------------------------------------------------------------------------------
  Total Class B                          (68,012)       2,084,266            --
--------------------------------------------------------------------------------
Net increase (decrease) in
  net assets from
  transactions in shares of
  beneficial interest                (14,118,540)     (22,389,482)    31,574,224
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS                      (37,145,132)     (18,846,280)     9,568,403
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                  217,512,586      236,358,866    226,790,463
--------------------------------------------------------------------------------
End of period (including
  undistributed net investment
  income of $714,567, $722,541
  and $608,131, respectively)       $180,367,454     $217,512,586   $236,358,866
================================================================================
*January 4, 1999 (Commencement of Operations).

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                CLASS A
                         ----------------------------------------------------------------------
                         SIX MONTHS TEN MONTHS
                            ENDED      ENDED
                          APRIL 30, OCTOBER 31,            YEAR ENDED DECEMBER 31,
                            2000       1999       ---------------------------------------------
                         (Unaudited) (Note 1G)    1998      1997      1996      1995     1994+
===============================================================================================
Net Asset Value,
  beginning of period       $14.42    $14.24    $15.77    $15.61    $15.71    $13.52    $14.24
-----------------------------------------------------------------------------------------------
Income From Operations:
Net investment income        0.231     0.340++   0.420     0.421     0.497     0.486     0.399
Net realized and
  unrealized gain (loss)    (0.402)    0.201     0.795     2.726     0.680     2.540    (0.695)
-----------------------------------------------------------------------------------------------
    Total from operations   (0.171)    0.541     1.215     3.147     1.177     3.026    (0.296)
-----------------------------------------------------------------------------------------------
Less Distributions From:
Net investment income       (0.229)   (0.338)   (0.380)   (0.421)   (0.497)   (0.495)   (0.394)
Net realized gain           (1.170)   (0.023)   (2.365)   (2.566)   (0.780)   (0.341)   (0.030)
-----------------------------------------------------------------------------------------------
    Total distributions     (1.399)   (0.361)   (2.745)   (2.987)   (1.277)   (0.836)   (0.424)
-----------------------------------------------------------------------------------------------
Net Asset Value, end of
  period                    $12.85    $14.42    $14.24    $15.77    $15.61    $15.71    $13.52
===============================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)         $178,615  $215,477  $236,359  $226,790  $230,382  $246,002  $227,309
Ratio of expenses to
  average net assets (A)    1.02%*     1.02%*     1.02%    1.02%     1.02%     1.02%     1.02%
Ratio of net investment
  income to average
  net assets                3.34%*     2.78%*    2.61%     2.44%     3.04%     3.21%     2.82%
Portfolio turnover (B)          --        --        --        --        --        --       29%
Total return              (1.01)%**    3.79%**   7.83%    20.85%     7.59%    22.66%   (2.06)%

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income       $0.216  $0.323++    $0.390    $0.387    $0.464    $0.463    $0.378
RATIOS:
Expenses to average
  net assets (A)             1.23%*    1.16%*    1.22%     1.22%     1.22%     1.17%    1.17%
Net investment income to
  average net assets         3.13%*    2.64%*    2.41%     2.24%     2.84%     3.06%    2.67%
===============================================================================================

  * Annualized
 ** Not Annualized
(A) Includes allocated expenses for the periods indicated from the respective portfolios.
(B) Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities.
  + On May 1, 1994 the Fund  began  investing  all of its  investable  assets in
    Balanced  Portfolio.
 ++ The per share amounts were computed using monthly average shares during the period.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
                                                            CLASS B
                                              ----------------------------------
                                                SIX MONTHS      JANUARY 4, 1999
                                                   ENDED         (COMMENCEMENT
                                              APRIL 30, 2000   OF OPERATIONS) TO
                                               (Unaudited)     OCTOBER 31, 1999
================================================================================
Net Asset Value,
  beginning of period                             $14.42             $14.28
--------------------------------------------------------------------------------
Income From Operations:
Net investment income                              0.163              0.249+
Net realized and
  unrealized gain (loss)                          (0.388)             0.180
--------------------------------------------------------------------------------
    Total from operations                         (0.225)             0.429
--------------------------------------------------------------------------------
Less Distributions From:
Net investment income                             (0.115)            (0.266)
Net realized gain                                 (1.170)            (0.023)
--------------------------------------------------------------------------------
    Total distributions                           (1.285)            (0.289)
--------------------------------------------------------------------------------
Net Asset Value, end of period                    $12.91             $14.42
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)         $1,753             $2,036
Ratio of expenses to average net assets (A)        1.77%*             1.77%*
Ratio of net investment income to average
  net assets                                       2.59%*             2.03%*
Total return                                     (1.42)%**            2.99%**

Note: If Agents of the Fund for the periods indicated had not voluntarily waived a portion of their fees the net investment income per share and the ratios would have been as follows:

Net investment income                             $0.149             $0.232+
RATIOS:
Expenses to average net assets (A)                 1.98%*             1.91%*
Net investment income to average net assets        2.38%*             1.89%*
================================================================================

  * Annualized
 ** Not Annualized
(A) Includes the allocated expenses for the periods indicated from the respective portfolios.
  + The per share amounts were computed using monthly average shares during the period.

See notes to financial statements

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Balanced Portfolio (the "Fund") is a separate diversified series of CitiFunds Trust I (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invested all of its investable assets in Balanced Portfolio until July 31, 1999. On August 1, 1999, the Fund began investing all of its investable assets between Large Cap Value Portfolio and U.S. Fixed Income Portfolio (the "Portfolios"). The Portfolios are registered under the Investment Company Act of 1940, as amended, as open-end, diversified management investment companies and have multiple investors. These Portfolios are organized as trusts under the laws of the state of New York and are treated as partnerships for U.S. tax purposes. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolios. Citibank, N.A. ("Citibank") is the Investment Manager of each of the Portfolios and has hired a Subadviser for one of the Portfolios. CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The financial statements of the Portfolios, including the Portfolio of Investments (which are not part of the Fund's financial statements), may be obtained without charge, and further inquiries about the Portfolios may be made by calling 1-800-625-4554.

   The Fund offers Class A shares and Class B shares. The Fund commenced its public offering of Class B shares on January 4, 1999. Class A shares have a front-end, or initial, sales charge effective January 4, 1999. This sales charge may be reduced or eliminated in certain circumstances. Class B shares have no front-end sales charge, pay a higher ongoing distribution fee than Class A shares and are subject to a deferred sales charge if sold within five years of purchase. Class B shares automatically convert into Class A shares after eight years. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund if the Fund was liquidated. Class A shares have lower expenses than Class B shares. For the period ended April 30, 2000, CFBDS, acting as the distributor, received net commissions paid by investors $3,335 from sales of Class A and $5,934 in deferred sales charges from redemptions of Class B shares.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Fund are as follows:

   A. INVESTMENT VALUATION The Fund's net asset value will fluctuate based on changes in the values of the underlying portfolio's securities. The values of the Fund's beneficial interest in the Portfolios are determined by multiplying the net asset value of a Portfolio by a Fund's percentage of the aggregate beneficial inter-

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

est in the Portfolio for that day. This proportionate percentage of interest in a Portfolio, including the effects of the prior day's contributions and withdrawals, is then applied to determine the value of the Fund's interest in a Portfolio as of the close of regular trading on the New York Stock Exchange on each business day.

   The portfolios' investments are valued primarily on the basis of market quotations, or if market quotations are not available, by a method believed to accurately reflect fair value. An equity security that is primarily traded on a U.S. or foreign exchange (including securities traded through the NASDAQ national market system) is valued at the last sale price on that exchange or, if there were no sales during the day (or for unlisted securities not reported on the NASDAQ system), at the quoted bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Bonds, foreign bonds and other fixed income securities (other than short term securities maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services authorized by the Board of Trustees, which utilize market quotations and transactions, quotations from dealers and various relationships among securities in determining value. Short-term obligations (maturing in 60 days or less) are valued at amortized cost. Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INVESTMENT INCOME The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolios.

   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.

   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolios' expenses are charged against and reduce the amount of the Fund's investment in each Portfolio.

   E. DISTRIBUTIONS Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)


   F. OTHER All realized and unrealized gain and loss of the Portfolios is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolios at the time of such determination.

   G. CHANGE IN FISCAL YEAR END During fiscal year 1999, the Fund changed its fiscal year end from December 31 to October 31.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Fund's business affairs, and has a separate Management Agreement with the Fund.
Citibank also provides certain administrative services to the Fund. These administrative services include providing general office facilities and supervising the overall administration of the Fund. CFBDS acts as Sub-Administrator and performs certain duties and receives compensation from Citibank from time to time as agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citigroup Inc.

   For the services of Citibank under the Management Agreement which covers the Fund and respective Portfolios and the services of SSBCiti Fund Management LLC, the Subadviser to the Portfolio. The Fund and respective Portfolios pay an aggregate fee, which is accrued daily and paid monthly, of 0.70% of the average daily net assets on an annualized basis for the current fiscal year. Citibank may voluntarily agree to waive a portion of its management fee from any Fund.

   The management fees paid to Citibank amounted to $206,077, all of which was voluntarily waived for the period April 30, 2000.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. SERVICE FEES The Fund maintains separate Service Plans for Class A and Class B shares, which have been adopted in accordance with Rule 12b-1 under the 1940 Act. Under the Class A Service Plan, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets represented by Class A shares of the Fund. The Service fees for Class A shares amounted to $242,994 for the six months ended April 30, 2000. Under the Class B Service Plan, the Fund may pay a combined monthly distribution and service fee at an annual rate not to exceed 1.00% of the average daily net assets represented by Class B shares of the Fund. The Service fees for Class B shares amounted to $9,578 for the period ended April 30, 2000. These fees may be used to make payments to the Distributor for distribution services and to others as compensation for the sale of shares of the applicable class of the Fund, for advertising, marketing or other promotional activity, and for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund may also make payments to the Distributor and others for providing personal service of the maintenance of shareholder accounts.

CITIFUNDS BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. INVESTMENT TRANSACTIONS Increases and decreases in the Fund's investment in the Portfolios for the six months ended April 30, 2000 were as follows:

                                             CONTRIBUTIONS          WITHDRAWALS
================================================================================
Large Cap Value Portfolio                      $ 353,295           $(17,966,782)
U.S. Fixed Income Portfolio                      376,276            (17,380,838)
================================================================================

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:
                                                     TEN MONTHS
                                     SIX MONTHS         ENDED
                                        ENDED        OCTOBER 31,    YEAR ENDED
                                   APRIL 30, 2000       1999       DECEMBER 31,
                                     (Unaudited)      (Note 1G)        1998
================================================================================
CLASS A
Shares sold                              36,768         451,225       1,473,554
Shares issued to shareholders from
  reinvestment of distributions       1,587,154         381,264       2,695,888
Shares repurchased                   (2,664,032)     (2,488,481)     (1,950,608)
--------------------------------------------------------------------------------
   Class A net increase (decrease)   (1,040,110)     (1,655,992)      2,218,834
================================================================================
CLASS B*
Shares sold                              13,248         181,981              --
Shares issued to shareholders from
  reinvestment of distributions          13,073           2,011              --
Shares repurchased                      (31,756)        (42,771)             --
--------------------------------------------------------------------------------
   Class B net increase (decrease)       (5,435)        141,221              --
================================================================================

*January 4, 1999 (Commencement of Operations).

6. Pertinent details as to various amounts allocated from each Portfolio to CitiFunds Balanced Portfolio for the six months ended April 30, 2000 are noted below. With respect to the Portfolios, investment transactions are accounted for on the trade date basis and realized gains and losses are determined on the identified cost basis.

                                                                       PORTFOLIO
                                 INTEREST            DIVIDENDS         EXPENSES
================================================================================
Large Cap Value Portfolio      $    5,528         $1,172,481         $ (407,624)
U.S. Fixed Income Portfolio     3,075,664             52,431           (177,044)
--------------------------------------------------------------------------------
   Total                       $3,081,192         $1,224,912         $ (584,668)
================================================================================

                                                                   PERCENTAGE
                                 REALIZED         UNREALIZED      OF OWNERSHIP
                                GAIN (LOSS)       GAIN (LOSS)   OF THE PORTFOLIO
================================================================================
Large Cap Value Portfolio     $ 1,486,030        $(4,817,736)              52.2%
U.S. Fixed Income Portfolio    (3,563,535)           960,216               38.8%
--------------------------------------------------------------------------------
   Total                     $ (2,077,505)       $(3,857,520)
================================================================================

                       THIS PAGE INTENTIONALLY LEFT BLANK.

TRUSTEES AND OFFICERS
C. Oscar Morong, Jr., Chairman
Philip W. Coolidge*, President
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
Heath B. McLendon**
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.***

SECRETARY
Robert Frenkel**

TREASURER
Linwood Downs*

  *AFFILIATED PERSON OF ADMINISTRATOR AND DISTRIBUTOR
 **AFFILIATED PERSON OF INVESTMENT ADVISER
***TRUSTEE EMERITUS

INVESTMENT MANAGER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

DISTRIBUTOR
CFBDS, Inc.
21 Milk Street, 5th Floor, Boston, MA 02109
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

LEGAL COUNSEL
Bingham Dana LLP
150 Federal Street, Boston, MA 02110

              THE CITIFUNDS FAMILY


              LARGE CAP STOCKS
                 CitiFunds Growth & Income Portfolio
                 CitiFunds Large Cap Growth Portfolio

              SMALL CAP STOCKS
                 CitiFunds Small Cap Growth Portfolio
                 CitiFunds Small Cap Value Portfolio

              INTERNATIONAL STOCKS
                 CitiFunds International Growth & Income Portfolio CitiFunds International Growth Portfolio

              GROWTH WITH INCOME
                 CitiFunds Balanced Portfolio

              BONDS
                 CitiFunds Short-Term U.S. Government Income Portfolio CitiFunds Intermediate Income Portfolio
                 CitiFunds National Tax Free Income Portfolio
                 CitiFunds New York Tax Free Income Portfolio
                 CitiFunds California Tax Free Income Portfolio

              MONEY MARKETS
                 CitiFunds Cash Reserves
                 CitiFunds U.S. Treasury Reserves
                 CitiFunds Tax Free Reserves
                 CitiFunds New York Tax Free Reserves
                 CitiFunds California Tax Free Reserves
                 CitiFunds Connecticut Tax Free Reserves

This report is prepared for the information of shareholders of CitiFunds Balanced Portfolio. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus of CitiFunds Balanced Portfolio.

For more information about any of the CitiFunds listed above, ask for a prospectus (except for CitiFunds Balanced Portfolio, which preceded or accompanies this report) containing more complete information, including all sales charges (if any), fees and expenses. Please read the prospectus carefully before you invest or send money.

Although each money market fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds. Mutual fund shares are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

CitiFunds are made available by CFBDS, Inc. as distributor. For more information contact your Service Agent or call 1-800-625-4554.

(C)2000 Citicorp      [Recycle logo] Printed on recycled paper       CFS/BAL/400